Schedule of Investments (unaudited) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 1.6%

Aerospace & Defense — 0.2%
Boeing Co., 2.95%, 02/01/30	$22,945	$23,919,369

Banks — 0.1%
US Bancorp, 3.00%, 07/30/29	11,040	11,543,988

Consumer Finance — 0.2%
Capital One Financial Corp., 3.80%, 01/31/28	13,401	14,312,335
Low Income Investment Fund, Series 2019, 3.39%, 07/01/26	3,500	3,622,635

		17,934,970

Diversified Financial Services — 0.0%
Western Group Housing LP, 6.75%, 03/15/57(a)	2,473	3,526,639

Education — 0.1%
American University, Series 2019, 3.67%, 04/01/49	9,280	10,605,806
George Washington University, Series 2018, 4.13%, 09/15/48	236	291,285
Pepperdine University, 3.95%, 12/01/57	2,470	3,069,946
Wesleyan University, 4.78%, 07/01/16	203	257,529

		14,224,566

Health Care Providers & Services — 0.9%
CommonSpirit Health:
2.95%, 11/01/22	25,385	25,849,099
3.35%, 10/01/29	10,729	11,033,287
4.19%, 10/01/49	7,086	7,563,102
Dignity Health, 2.64%, 11/01/19	23,908	23,907,789
Novant Health, Inc., 5.85%, 11/01/19	5,055	5,081,296
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	232	307,952
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23	9,811	10,367,664
Sutter Health, Series 2018, 3.70%, 08/15/28	240	265,484
Toledo Hospital, 5.75%, 11/15/38	15,827	18,873,180

		103,248,853

Pharmaceuticals — 0.1%
AbbVie, Inc., 4.88%, 11/14/48	10,329	11,610,375

Total Corporate Bonds — 1.6% (Cost — $175,117,659)		186,008,760

	Shares

Investment Companies — 0.1%
SPDR Nuveen S&P High Yield Municipal Bond ETF	100,000	5,957,000

Security	Shares	Value

Investment Companies (continued)
VanEck Vectors High-Yield Municipal Index ETF	150,000	$9,735,000

Total Investment Companies — 0.1% (Cost — $14,623,500)		15,692,000

	Par (000)

Municipal Bonds — 92.9%

Alabama — 0.5%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 06/01/35	$1,200	1,385,292
5.75%, 06/01/45	2,145	2,429,148
6.00%, 06/01/50	2,700	3,102,813
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D:
7.00%, 10/01/51	3,000	3,669,900
6.50%, 10/01/53	15,110	18,300,476
County of Tuscaloosa IDA, Refunding RB, Hunt Refining Project, Series A(a):
4.50%, 05/01/32	7,395	8,272,047
5.25%, 05/01/44	9,425	10,877,487
UAB Medicine Finance Authority, Refunding RB, 5.00%, 09/01/30	5,000	6,182,050

		54,219,213

Alaska — 0.2%
Alaska Housing Finance Corp., RB, S/F, Series A, 3.70%, 12/01/38	4,310	4,624,415
Alaska Municipal Bond Bank Authority, RB, Series Three, 5.00%, 08/01/48	10,000	11,111,000
State of Alaska International Airports System, Refunding RB, Series B:
5.00%, 10/01/32	5,000	6,008,550
5.00%, 10/01/34	5,000	5,991,650

		27,735,615

Arizona — 2.3%
Arizona Department of Transportation State Highway Fund Revenue, Refunding RB, Sub-Series A, 5.00%, 07/01/23	5,400	5,996,160
Arizona Health Facilities Authority, Refunding RB:
5.00%, 12/01/39	5,000	5,743,400
Banner Health, Series B, 2.36%, 01/01/37(b)	50,000	49,277,300
Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	5,000	5,369,950
Arizona State University, RB, Green Bonds, Series B, 5.00%, 07/01/42	5,000	6,096,600

1

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Arizona (continued)
Arizona Water Infrastructure Finance Authority, Refunding RB, Series A, 5.00%, 10/01/21	$5,000	$5,400,900
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A(a):
6.50%, 07/01/34	965	1,105,012
5.00%, 07/01/36	7,315	8,013,070
5.00%, 07/01/41	10,075	10,955,857
6.75%, 07/01/44	1,690	1,930,724
City of Phoenix Arizona IDA, Refunding RB(a):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	2,795	3,067,205
Basis Schools, Inc. Projects, 5.00%, 07/01/45	6,155	6,607,392
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	1,775	1,947,867
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46	1,950	2,080,104
Legacy Traditional School Projects, 5.00%, 07/01/35	2,205	2,381,378
Legacy Traditional School Projects, 5.00%, 07/01/45	1,495	1,602,610
City of Phoenix Civic Improvement Corp., Refunding RB:
Junior Lien Airport, Series D, 5.00%, 07/01/37	10,000	12,447,800
Series B, 5.00%, 07/01/38	5,000	6,221,400
County of Maricopa IDA, Refunding RB:
Banner Health Obligation, Series B, 1.69%, 01/01/35(b)	6,400	6,436,909
Banner Health Obligation, Series C, 1.88%, 01/01/35(b)	5,000	4,965,485
Banner Health Obligation, Series D, 5.00%, 01/01/46(b)	10,000	12,333,200
Paradise Schools Projects, 5.00%, 07/01/36(a)	250	275,483
McAllister Academic Village LLC, Refunding RB, Arizona State University:
5.00%, 07/01/30	5,000	6,164,450
5.00%, 07/01/32	5,000	6,142,100
5.00%, 07/01/34	5,000	6,122,200
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/45	25,000	29,385,750

Security	Par (000)	Value

Arizona (continued)
State of Arizona, COP, Refunding, Series A:
5.00%, 10/01/21	$5,000	$5,401,500
5.00%, 10/01/22	5,000	5,590,300
5.00%, 10/01/23	5,000	5,776,050
5.00%, 10/01/24	5,000	5,956,650
5.00%, 10/01/25	5,000	6,121,050
5.00%, 10/01/26	5,000	6,275,350
5.00%, 10/01/27	5,000	6,421,900
5.00%, 10/01/28	5,000	6,559,300
State of Arizona Lottery Revenue, Refunding RB(c):
5.00%, 07/01/22	5,000	5,518,600
5.00%, 07/01/23	5,000	5,703,900

		267,394,906

Arkansas — 0.4%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	39,225	42,370,845

California — 7.0%
Alameda Unified School District-Alameda County of California, GO, Election of 2004, Series B (AGM), 0.00%, 08/01/32(d)	5,000	3,803,300
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 04/01/50	635	1,094,753
California County Tobacco Securitization Agency, RB, Asset-Backed, Alameda County Securitization Corp., Series A, 6.00%, 06/01/42	885	886,504
California Health Facilities Financing Authority, RB:
El Camino Hospital, 5.00%, 02/01/36	5,000	6,160,400
El Camino Hospital, 5.00%, 02/01/37	5,000	6,160,850
Sutter Health, Series A, 5.00%, 11/15/48	5,000	6,100,000
California Health Facilities Financing Authority, Refunding RB, Childrens Hospital, Series A:
5.00%, 08/15/42	5,000	6,013,300
5.00%, 08/15/47	10,000	11,959,300
California Housing Finance, Series A, 4.25%, 01/15/35(b)	10,000	11,966,500
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT:
5.00%, 12/31/43	5,000	6,085,550

2

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 12/31/47	$10,000	$12,097,500
California Municipal Finance Authority, RB:
(BAM), 5.00%, 05/15/29	6,760	8,754,132
S/F, Caritas Affordable Housing Inc., Series B, 5.88%, 08/15/49	1,000	1,117,000
Sycamore Academy Project, 5.38%, 07/01/34(a)	1,000	1,103,650
Sycamore Academy Project, 5.63%, 07/01/44(a)	2,760	3,016,625
Urban Discovery Academy Project, 6.00%, 08/01/44(a)	330	360,278
Urban Discovery Academy Project, 6.13%, 08/01/49(a)	285	311,730
Vista Charter Middle School, 6.00%, 07/01/44	1,960	2,230,539
California Municipal Finance Authority, Refunding RB, Eisenhower Medical Center, Series A, 5.00%, 07/01/47	10,000	11,786,300
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT(a):
5.00%, 07/01/30	4,000	4,362,040
5.00%, 07/01/37	25,000	26,818,500
5.00%, 11/21/45	50,000	53,584,500
California School Finance Authority, RB, Series A(a):
Alta Public Schools Project, 6.50%, 11/01/34	1,015	1,121,362
Alta Public Schools Project, 6.75%, 11/01/45	1,395	1,522,461
Kipp Socal Projects, 5.00%, 07/01/39	1,000	1,220,690
Kipp Socal Projects, 5.00%, 07/01/54	1,000	1,206,830
California Statewide Communities Development Authority, RB:
Beverly Community Hospital, 5.00%, 02/01/45	15,000	16,832,700
Beverly Community Hospital Association, 5.00%, 02/01/30	1,800	2,080,386
Kaiser Permanente, Series A, 5.00%, 04/01/42	5,000	5,486,100
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41(a)	4,205	4,772,717
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	4,665	5,274,576

Security	Par (000)	Value

California (continued)
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56(a)	$7,175	$8,153,383
University of California, Irvine East Campus Apartment, Series A, 5.00%, 05/15/47	5,000	5,941,150
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(a)	1,250	1,388,862
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 05/01/37	585	586,106
Series A, 6.00%, 05/01/43	3,800	3,803,382
Series B, 6.00%, 05/01/37	265	265,501
Series B, 6.00%, 05/01/43	7,425	7,431,608
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D(a):
3.00%, 08/01/21	2,445	2,496,858
0.00%, 08/01/26(d)	1,170	876,552
0.00%, 08/01/43(d)	20,000	6,248,400
City of Irvine California, Special Tax, Community Facilities District No. 2013-3, Great Park Improvement Area No. 1, 5.00%, 09/01/49	1,500	1,661,685
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, 6.60%, 07/01/50	2,835	4,811,732
City of Los Angeles Department of Airports, ARB, AMT, Sub-Series A, 5.00%, 05/15/32	5,000	6,063,650
Coast Community College District, GO, Election of 2002, Series B (AGM)(d):
0.00%, 08/01/28	20,000	17,263,600
0.00%, 08/01/30	25,000	20,354,750
County of Contra Costa California, Refunding RB, Series A (AGM), 5.47%, 06/01/22	27,965	29,554,251
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.60%, 06/01/36	8,150	8,231,418
5.70%, 06/01/46	21,800	22,020,616

3

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
County of Sacramento Sanitation Districts Financing Authority, Refunding RB, (AGC), 1.96%, 12/01/35(b)	$5,000	$4,827,930
Foothill-De Anza Community College District, GO, Series A (AMBAC)(d):
0.00%, 08/01/34	10,000	7,279,400
0.00%, 08/01/36	10,000	6,830,200
Golden State Tobacco Securitization Corp., Refunding RB:
Asset-Backed, Series A (AGM), 5.00%, 06/01/40	5,000	5,848,400
Series A-1, 5.00%, 06/01/25	5,000	5,874,300
Series A-1, 5.00%, 06/01/27	5,000	6,108,100
Series A-1, 5.00%, 06/01/28	5,000	6,031,450
Series A-1, 5.00%, 06/01/29	5,000	6,000,850
Series A-1, 5.00%, 06/01/47	20,535	21,067,883
Series A-1, 5.25%, 06/01/47	9,085	9,399,614
Series A-2, 5.00%, 06/01/47	43,615	44,518,267
Modesto Irrigation District, RB, Index-Domestic Water Project (NPFCG), 2.06%, 09/01/37(b)	10,000	9,882,260
Newport Mesa Unified School District, GO, Election of 2005 (NPFCG)(d):
0.00%, 08/01/29	10,000	8,382,400
0.00%, 08/01/30	10,000	8,145,000
0.00%, 08/01/31	10,000	7,927,800
Norman Y Mineta San Jose International Airport SJ, Refunding ARB, AMT, Series A, 5.00%, 03/01/23	5,000	5,632,800
Northern California Gas Authority No. 1, RB, Series B, 2.27%, 07/01/27(b)	5,000	4,947,370
Port of Oakland, Refunding RB, AMT, Series O, 5.00%, 05/01/23	5,000	5,302,700
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series B (NPFGC), 1.96%, 12/01/35(b)	100,000	96,750,700
Sacramento County Water Financing Authority, RB, Series B (NPFGC), 1.98%, 06/01/34(b)	10,000	9,566,380
San Diego Association of Governments, RB, Mid-Coast Corridor Transit Project, Green Bond:
5.00%, 11/15/23	5,000	5,624,200
5.00%, 11/15/24	10,000	11,613,400
5.00%, 11/15/25	10,000	11,962,400
5.00%, 11/15/26	10,000	12,270,400
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series F, 5.00%, 05/01/50(c)	25,000	31,345,250

Security	Par (000)	Value

California (continued)
San Jose Unified School District, GO, Capital Appreciation Election of 2002, Series C (NPFCG), 0.00%, 06/01/31(d)	$25,000	$19,727,250
San Mateo Union High School District, GO, Refunding, Election of 2010, Series A, 6.70%, 09/01/41(e)	10,000	10,586,100
State of California, GO, Build America Bonds, Various Purpose, 7.60%, 11/01/40	2,725	4,690,842
State of California, GO, Refunding, Various Purposes-Bid Group, Series B, 2.65%, 04/01/26	25,000	25,979,000
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	12,735	12,754,612
5.13%, 06/01/46	7,440	7,450,342
Twin Rivers Unified School District, GO, CAB, Election 2006 (AGM), 0.00%, 08/01/32(d)	5,985	4,439,434
University of California, Refunding RB, General, Series AI, 5.00%, 05/15/38	5,000	5,668,350

		816,879,961

Colorado — 2.2%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	5,125	5,464,429
City of Aurora Colorado Water Revenue, Refunding RB, Green Bond, 5.00%, 08/01/41	25,000	30,655,000
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23(a)	1,000	1,038,850
Colorado Educational & Cultural Facilities Authority, RB:
Charter Littleton Preparatory School, 5.00%, 12/01/22	105	109,215
Loveland Classical Schools, 5.00%, 07/01/46(a)	2,000	2,166,300
Colorado Educational & Cultural Facilities Authority, Refunding RB:
5.00%, 11/01/44	885	951,525
5.13%, 11/01/49	765	822,650
Colorado Health Facilities Authority, RB, Liberty Height, 0.00%, 07/15/22(d)(f)	10,000	9,607,600
Colorado Health Facilities Authority:
5.00%, 06/01/20(f)	1,000	1,027,510
5.00%, 06/01/24(f)	1,235	1,446,136
5.00%, 06/01/26(f)	1,000	1,236,240

4

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
5.00%, 06/01/27(g)	$1,500	$1,907,325
5.00%, 06/01/27(g)	1,315	1,672,088
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series A, 5.00%, 02/01/21(f)	5,000	5,269,350
Catholic Health Initiatives, Series A, 5.25%, 02/01/21(g)	5,000	5,283,850
Commonspirit Health, Series A, 5.00%, 08/01/26	6,235	7,616,302
Commonspirit Health, Series A, 5.00%, 08/01/27	6,000	7,455,960
Commonspirit Health, Series A, 5.00%, 08/01/27	7,000	8,698,620
Commonspirit Health, Series A, 5.00%, 08/01/29	10,675	13,696,238
Commonspirit Health, Series A, 5.00%, 08/01/30	6,890	8,818,718
Commonspirit Health, Series A, 5.00%, 08/01/30	5,000	6,383,150
Commonspirit Health, Series A, 5.00%, 08/01/31	5,000	6,354,800
Commonspirit Health, Series A, 5.00%, 08/01/32	5,000	6,326,350
Commonspirit Health, Series A, 5.00%, 08/01/33	3,720	4,678,012
Commonspirit Health, Series A, 5.00%, 08/01/35	5,000	6,237,000
Commonspirit Health, Series A, 5.00%, 08/01/36	10,500	13,073,130
Commonspirit Health, Series A, 5.00%, 08/01/37	5,000	6,210,250
Commonspirit Health, Series A, 5.00%, 08/01/38	5,000	6,194,950
Commonspirit Health, Series A, 5.00%, 08/01/39	8,625	10,619,876
Commonspirit Health, Series A, 5.00%, 08/01/44	25,000	30,463,750
NCMC, Inc. Project, 5.00%, 05/15/28	5,000	6,093,950
Colorado High Performance Transportation Enterprise, RB, C-470 Express Lanes, 5.00%, 12/31/56	10,000	11,167,300

Security	Par (000)	Value

Colorado (continued)
Colorado Housing & Finance Authority, RB:
M/F Housing, Multi Family Project, Series B-1, 2.75%, 10/01/34	$1,000	$1,028,790
M/F Housing, Multi Family Project, Series B-1, 3.00%, 10/01/39	1,000	1,027,900
M/F Housing, Multi Family Project, Series B-1, 3.50%, 10/01/59	1,160	1,190,322
M/F Housing, Multi Family Project, Series B-2, 1.35%, 02/01/22	5,000	4,988,550
S/F, Mortgage Class I Bond (Ginnie Mae), 3.60%, 11/01/38	5,000	5,415,200
S/F, Mortgage Class I Bond (Ginnie Mae), 3.70%, 11/01/42	5,000	5,398,100
Denver International Business Center Metropolitan District No. 1, GOL, Subordinate, Series B, 6.00%, 12/01/48	1,145	1,187,044
Flying Horse Metropolitan District No. 3, GO, Refunding, 6.00%, 12/01/49(a)	2,965	3,032,543
Public Authority for Colorado Energy, RB, 6.25%, 11/15/28	5,000	6,513,950
Village at Dry Creek Metropolitan District No. 2, GO, 4.38%, 12/01/44	1,575	1,622,471

		260,151,294

Connecticut — 1.3%
Connecticut Housing Finance Authority, RB:
M/F, Series B-1, 4.10%, 11/15/39	2,250	2,394,967
M/F, Series B-1, 4.15%, 11/15/44	5,420	5,735,878
S/F, Series A, 3.85%, 05/15/45	5,800	6,020,342
Connecticut Housing Finance Authority, Refunding RB:
M/F Housing, Series A-1, 2.88%, 11/15/30	5,700	5,973,429
M/F, Sub Series F-1, 3.90%, 11/15/44	1,500	1,555,095
M/F, Sub-Series F-1, 4.00%, 11/15/49	2,000	2,096,300
M/F, Sub-Series F-1, 4.05%, 11/15/54	2,000	2,096,920
S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	5,000	5,429,900
S/F, Sub-Series C-1, 3.63%, 11/15/38	9,775	10,422,203
Sub Series C-1,M/F, 3.95%, 05/15/38	2,225	2,341,568
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	8,655	8,998,171
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(a)	5,545	6,053,615

5

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C(a):
5.75%, 02/01/24	$3,320	$3,635,300
5.75%, 02/01/25	3,755	4,175,072
6.25%, 02/01/30	4,930	5,638,490
State of Connecticut, GO, Series A:
3.14%, 04/15/25	6,500	6,876,935
5.85%, 03/15/32	30,130	39,967,445
State of Connecticut Bradley International Airport CFC Revenue, ARB, AMT, Ground Transportation Center, Series A, 5.00%, 07/01/49	5,000	6,107,650
State of Connecticut Health & Educational Facilities Authority, RB, Yale University, Series A, 1.30%, 07/01/48(b)	25,000	25,016,250

		150,535,530

Delaware — 1.5%
Delaware Transportation Authority, RB(c):
5.00%, 07/01/23	5,015	5,753,258
5.00%, 07/01/24	5,270	6,244,212
5.00%, 07/01/25	5,540	6,764,340
5.00%, 07/01/26	5,825	7,308,861
5.00%, 07/01/27	6,125	7,879,078
5.00%, 07/01/28	6,435	8,465,243
5.00%, 07/01/29	6,765	9,076,533
5.00%, 07/01/30	7,115	9,503,506
5.00%, 07/01/31	7,480	9,926,932
5.00%, 07/01/32	7,860	10,392,413
State of Delaware, GO:
5.00%, 02/01/23	10,000	11,325,900
5.00%, 03/01/23	5,000	5,679,150
5.00%, 02/01/24	10,000	11,709,900
State of Delaware, GO, Refunding:
Series A, 5.00%, 10/01/20	9,955	10,376,395
Series A, 5.00%, 10/01/21	8,040	8,692,124
Series A, 5.00%, 10/01/22	4,175	4,675,123
Series A, 5.00%, 10/01/24	6,205	7,423,662
Series A, 5.00%, 01/01/25	5,000	6,028,000
Series A, 5.00%, 10/01/28	9,795	12,996,496
Series A, 5.00%, 10/01/29	10,670	14,447,500
Series B, 5.00%, 07/01/24	5,000	5,934,450

		180,603,076

District of Columbia — 0.7%
District of Columbia, GO, Series A, 5.00%, 06/01/41	10,000	12,166,200

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia Housing Finance Agency, RB, M/F Housing, Petworth Station, Series A-2 (FHA), 3.40%, 03/01/40	$7,705	$8,154,433
District of Columbia Water & Sewer Authority, Refunding RB, Subordinate Lien, Series C, 5.00%, 10/01/39	10,000	11,672,600
Metropolitan Washington Airports Authority, Refunding ARB, AMT:
5.00%, 10/01/24	5,000	5,908,250
5.00%, 10/01/27	5,000	6,315,700
Series A, 5.00%, 10/01/24	5,000	5,904,950
Series A, 5.00%, 10/01/30	5,000	5,863,200
Metropolitan Washington Airports Authority Dulles Toll Road Revenu, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	5,000	5,368,250
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	4,015	6,974,737
Washington Metropolitan Area Transit Authority, RB, Series B:
5.00%, 07/01/34	5,000	6,214,700
5.00%, 07/01/35	5,000	6,215,250

		80,758,270

Florida — 2.4%
Alta Lakes Community Development District, Special Assessment Bonds:
3.50%, 05/01/24	465	469,929
3.75%, 05/01/29	555	568,548
4.40%, 05/01/39	1,035	1,077,383
4.63%, 05/01/49	1,780	1,855,561
Babcock Ranch Community Independent Special District, Special Assessment Bonds:
4.75%, 11/01/26	400	427,016
5.00%, 11/01/31	500	539,820
5.25%, 11/01/46	3,490	3,743,304
Canaveral Port Authority, ARB:
Series A, AMT, 5.00%, 06/01/45	5,000	5,888,150
Series B, 5.00%, 06/01/48	10,000	12,034,400
Capital Trust Agency, Inc., RB:
1st Mortgage, Silver Creek St. Augustine Project, Series A, 8.00%, 01/01/34(h)(i)	550	319,000
1st Mortgage, Silver Creek St. Augustine Project, Series A, 8.25%, 01/01/44(h)(i)	940	545,200

6

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
1st Mortgage, Silver Creek St. Augustine Project, Series A, 8.25%, 01/01/49(h)(i)	$3,010	$1,745,800
Advantage Academy of Hillsborough Projects, Series A, 5.00%, 12/15/39	1,775	1,974,510
Advantage Academy of Hillsborough Projects, Series A, 5.00%, 12/15/49	3,380	3,714,688
Advantage Academy of Hillsborough Projects, Series A, 5.00%, 12/15/54	1,955	2,148,760
Renaissance Charter School, Inc., Series A, 5.00%, 06/15/39(a)	3,610	3,853,133
Renaissance Charter School, Inc., Series A, 5.00%, 06/15/49(a)	970	1,023,311
Silver Creek St. Augustine Project, Series A, 5.75%, 01/01/50(h)(i)	395	387,100
Silver Creek St. Augustine Project, Series B, 7.00%, 01/01/35(b)(h)(i)	1,390	1,362,200
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 05/01/24	250	262,215
5.00%, 05/01/34	750	797,730
5.13%, 05/01/45	1,030	1,085,939
Charlotte County Industrial Development Authority, RB, AMT, Town & Country Utilities Project, 5.50%, 10/01/36(a)	3,500	3,717,280
City of Jacksonville Florida, RB, Jacksonville University Project, Series B, 5.00%, 06/01/53(a)	3,250	3,630,510
City of Tampa Florida, RB, Baycare Health System Issue, Series A, 5.00%, 11/15/46	10,000	11,976,800
County of Brevard Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/31	5,000	5,564,950
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.25%, 05/15/49(a)	1,000	983,140
County of Miami-Dade Florida Aviation Revenue, Refunding RB:
AMT, Series A, 5.00%, 10/01/36	5,000	5,784,350
Taxable, Series C, 4.06%, 10/01/31	11,120	12,532,796
County of Miami-Dade Florida Transit System, Refunding RB, (AGM), 5.00%, 07/01/42	10,000	10,996,700

Security	Par (000)	Value

Florida (continued)
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/28	$5,000	$5,744,650
County of Palm Beach Florida, RB, Plam Beach Atlantic University Housing Project(a):
5.25%, 04/01/23	740	743,256
5.00%, 04/01/39	2,700	3,059,532
5.00%, 04/01/51	2,305	2,564,151
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 06/01/49	1,000	1,137,900
County of Pinellas IDA, RB, 2017 Foundation for Global Understanding, Inc. Project, 5.00%, 07/01/39	2,030	2,382,936
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	5,000	6,031,200
Crossings at Fleming Island Community Development District, Refunding, Special Assessment Bonds, 6.50%, 05/01/44	2,350	2,481,013
Florida Development Finance Corp., RB:
Midtown Compus Properties, 7.00%, 12/01/48(a)	5,500	5,871,525
Renaissance Charter School, Series A, 5.75%, 06/15/29	365	403,230
Renaissance Charter School, Series A, 6.00%, 06/15/34	440	485,496
Renaissance Charter School, Series A, 6.13%, 06/15/44	1,685	1,839,902
Florida Higher Educational Facilities Financial Authority, Refunding RB, 5.00%, 04/01/27	5,000	5,437,400
Florida Housing Finance Corp., RB, S/F Housing, Homeowner Mortgage, Series 1 (Ginnie Mae, Fannie Mae & Freddie Mac), 3.60%, 07/01/37	9,380	10,085,282
Florida Housing Finance Corp., Refunding RB, S/F, Homeowner Mortgage, Series 2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac):
4.05%, 07/01/38	4,995	5,581,663
4.20%, 01/01/45	5,000	5,553,600
Harbor Bay Community Development District, Refunding, Special Assessment Bonds, Series A-2, 3.75%, 05/01/34(a)	1,020	1,024,559
Harbor Bay Community Development District, Series A-1:,
3.88%, 05/01/39	2,250	2,241,968

7

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
4.10%, 05/01/48	$1,500	$1,502,160
Lakewood Ranch Stewardship District, Lakewood Centre North Projects, Village of Lakewood Ranch Sector Projects:
Special Assessment Bonds, Cresswind Project, 4.50%, 05/01/49	805	840,315
Special Assessment Bonds, Lake Club Phase 4 project, 4.40%, 05/01/39	1,000	1,053,260
Special Assessment Bonds, Lake Club Phase 4 project, 4.50%, 05/01/49	1,140	1,190,012
Lakewood Ranch Stewardship District Special Assessment Bonds:
Special Assessment Bonds, 4.25%, 05/01/25	485	503,129
Special Assessment Bonds, 4.88%, 05/01/35	1,175	1,254,078
Special Assessment Bonds, 4.88%, 05/01/45	2,420	2,539,185
4.00%, 05/01/21	405	410,775
4.25%, 05/01/26	1,065	1,121,690
5.13%, 05/01/46	6,075	6,530,321
Lee Memorial Health System, Refunding RB, Series A-1, 4.00%, 04/01/49	5,000	5,571,500
Miami-Dade County Florida Aviation Revenue, Refunding RB, Aviation Revenue, Series E, 2.60%, 10/01/31(c)	12,000	12,078,480
Mid-Bay Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,811,250
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series B, 5.00%, 05/01/37	1,870	1,984,743
Orlando-Orange County Expressway Authority, Refunding RB, Series B (AGM), 5.00%, 07/01/23	10,000	11,423,100
Sarasota County Health Facilities Authority, RB, Sunnyside Village Project:
5.00%, 05/15/38	1,040	1,187,399
5.00%, 05/15/48	1,275	1,433,980
School Board of Miami-Dade County, COP, Qualified School Construction Bonds, 6.24%, 06/15/27	25,000	32,116,250

Security	Par (000)	Value

Florida (continued)
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	$10,000	$11,948,000
State of Florida Department of Transportation, ARB, 5.00%, 07/01/36	5,000	5,678,500
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/49(h)(i)	143	90,783
Sumter Landing Community Development District, RB, Taxable Senior Recreational, Series 2016, 4.17%, 10/01/47	2,030	2,426,784
Talavera Community Development District, Special Assessment Bonds:
4.35%, 05/01/40	495	511,355
4.50%, 05/01/50	770	794,417
Tolomato Community Development District, Refunding, Special Assessment Bonds(e):
Convertible CAB, Series A4, 6.61%, 05/01/40	190	166,178
Series 2015-2, 6.61%, 05/01/40	490	369,181
Tolomato Community Development District:
Series 1, 6.61%, 05/01/40(e)(h)(i)	800	702,984
Series 3, 6.61%, 05/01/40(h)(i)	535	5
Special Assessment, Series 3, 6.38%, 05/01/17(h)(i)	425	4
Trout Creek Community Development District, Special Assessment Bonds:
5.50%, 05/01/35	2,355	2,543,353
5.63%, 05/01/45	3,665	3,912,351
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,822,275
Village Community Development District No. 10, Special Assessment Bonds, Sumter County, 4.50%, 05/01/23	1,620	1,772,296

		284,969,579

Georgia — 3.2%
Brookhaven Development Authority, RB, Children’s Helthcare of Atlanta, Series A:
5.00%, 07/01/20	3,225	3,328,426
5.00%, 07/01/26	1,250	1,555,862
City of Atlanta Georgia Department of Aviation, RB, Airport Revenue, Series A, 5.00%, 07/01/44(c)	5,820	7,345,364

8

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
County of Fulton Development Authority, Refunding RB, Children’s Helthcare of Atlanta, Inc., Series C:
5.00%, 07/01/20	$1,500	$1,548,105
5.00%, 07/01/22	1,495	1,656,789
5.00%, 07/01/23	1,315	1,506,740
5.00%, 07/01/24	1,300	1,537,003
5.00%, 07/01/26	1,285	1,599,414
DeKalb Private Hospital Authority, RB, Children’s Helthcare of Atlanta:
5.00%, 07/01/20	1,350	1,393,294
5.00%, 07/01/21	1,370	1,466,215
Georgia Housing & Finance Authority, RB, S/F:
Housing, Mortgage Bonds, Series C, 3.25%, 12/01/33	3,525	3,757,650
Series B, 4.05%, 12/01/38	5,000	5,507,850
Series B, 4.15%, 12/01/43	12,375	13,696,650
Series B, 4.20%, 12/01/48	10,000	11,006,000
Series B-1, 3.65%, 06/01/44	9,490	9,942,863
Series C, 3.75%, 06/01/48	5,025	5,304,340
Georgia Housing & Finance Authority, Refunding RB, Mortgage Bonds, Series A, S/F:
Housing, 3.60%, 12/01/44	10,000	10,656,600
3.05%, 12/01/34	1,500	1,588,800
3.35%, 12/01/39	5,380	5,683,217
3.70%, 06/01/49	10,000	10,646,600
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/23	1,750	1,961,190
5.00%, 05/15/24	1,500	1,724,310
5.00%, 05/15/25	2,500	2,939,950
5.00%, 05/15/26	3,000	3,600,120
5.00%, 05/15/27	2,000	2,444,660
5.00%, 05/15/28	3,800	4,722,564
Metropolitan Atlanta Rapid Transit Authority, RB:
Series A, 5.00%, 07/01/43	10,000	11,841,000
Series A, 5.00%, 07/01/44	10,000	11,841,900
Series A, 5.00%, 07/01/45	10,000	11,832,700
Series B, 5.00%, 07/01/44	10,000	12,172,700
Series B, 5.00%, 07/01/45	10,000	12,156,500
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series A, 4.00%, 07/01/25	10,000	11,639,600
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, Series A:
5.00%, 01/01/49	24,095	27,826,834
5.00%, 01/01/59	4,820	5,506,561

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB, Series A:
Build America Bonds, 6.66%, 04/01/57	$22,382	$32,127,570
Project One, 5.00%, 01/01/35	5,000	5,791,350
State of Georgia, GO, Series A:
5.00%, 07/01/21	25,000	26,777,250
5.00%, 07/01/22	25,000	27,735,750
5.00%, 07/01/23	25,000	28,690,250
5.00%, 07/01/24	25,000	29,637,750

		373,698,291

Guam — 0.0%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	125	126,164

Hawaii — 0.3%
State of Hawaii, GO, Refunding, Series EA:
4.00%, 12/01/22	10,000	10,653,100
5.00%, 12/01/22	10,000	10,874,100
5.00%, 12/01/23	10,000	10,873,800

		32,401,000

Illinois — 2.9%
Chicago Board of Education, GO, Series D, Taxable Build America Bonds:
Build America Bonds, 6.52%, 12/01/40	7,045	7,946,126
Dedicated Revenues, Series H, 5.00%, 12/01/46	5,000	5,592,000
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series C, 5.00%, 12/01/26	5,000	5,801,800
Dedicated Revenues, Series C, 5.00%, 12/01/27	4,585	5,411,354
Dedicated Revenues, Series C, 5.00%, 12/01/34	5,590	6,387,917
Dedicated Revenues, Series F, 5.00%, 12/01/23	7,220	7,967,848
Series B, 4.00%, 12/01/35	11,230	11,353,305
Series C, 5.00%, 12/01/23	4,145	4,574,339
Series C, 5.00%, 12/01/24	4,280	4,821,805
Series C, 5.00%, 12/01/25	1,440	1,647,821
Series C, 5.00%, 12/01/26	2,945	3,417,260
Chicago Board of Education, GO:
Series A, 5.00%, 12/01/42	50,165	52,908,524
Series C, 5.25%, 12/01/39	7,050	7,728,351
5.00%, 12/01/46	10,615	12,034,650
5.00%, 12/01/46	27,465	29,251,324
6.04%, 12/01/29	12,125	13,206,550
6.14%, 12/01/39	8,460	9,105,329

9

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Taxable Qualified School Construction Bonds, 6.32%, 11/01/29	$14,270	$15,986,396
Chicago O’Hare International Airport, Refunding RB, AMT:
Series A, 5.00%, 01/01/26	5,000	5,572,900
Series B, 5.00%, 01/01/24	5,000	5,404,450
City of Chicago Illinois, GO, Refunding, Series A, 6.00%, 01/01/38	11,020	13,273,149
City of Chicago Illinois O’Hare International Airport, Refunding RB, AMT, General, Senior Lien, Series A, 5.00%, 01/01/21	5,000	5,236,500
Illinois Finance Authority, Refunding RB:
Mercy Health System Obligation, 5.00%, 12/01/21	5,000	5,378,450
Mercy Health System Obligation, 5.00%, 12/01/23	5,000	5,682,050
Mercy Health System Obligation, 5.00%, 12/01/46	5,000	5,714,600
Presence Health Network, Series C, 5.00%, 02/15/23	5,000	5,635,750
Presence Health Network, Series C, 5.00%, 02/15/25	5,000	5,979,350
Presence Health Network, Series C, 5.00%, 02/15/26	5,000	6,128,250
Illinois Housing Development Authority, RB, S/F Housing, MBS Pass-Through Program, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.13%, 02/01/47	31,352	32,518,488
Illinois Housing Development Authority, Refunding RB, Housing, Sub-Series A-1:
3.70%, 07/01/34	1,425	1,510,956
3.85%, 01/01/36	450	476,698
Metropolitan Pier & Exposition Authority, RB, Mccormick Place Expansion (BAM), 0.00%, 12/15/56(d)	25,000	6,810,000
Metropolitan Pier & Exposition Authority, Refunding RB, Mccormick Place Expansion (BAM), 0.00%, 12/15/54(d)	25,000	7,461,750

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO, Series D, 5.00%, 11/01/24	$24,120	$27,062,158

		344,988,198

Indiana — 0.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 01/01/24	465	508,798
Indiana Finance Authority, RB, Series A:
1st Lien, 5.00%, 10/01/45	10,000	11,510,300
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	5,000	5,520,350
Indiana Finance Authority, Refunding RB:
Green Bond, Series B, 5.00%, 02/01/24	5,000	5,848,500
Marian University Project, Series B, 3.53%, 09/15/34(c)	4,520	4,496,089
Marian University Project, Series B, 3.75%, 09/15/37(c)	7,715	7,663,464
Marian University Project, Series B, 3.83%, 09/15/41(c)	2,780	2,768,324
US Steel Corp. Project, 6.00%, 12/01/19	3,025	3,043,876
Indianapolis Local Public Improvement Bond Bank, RB, Series E (AMBAC), 0.00%, 02/01/24(d)	10,000	9,374,100

		50,733,801

Iowa — 0.5%
Iowa Finance Authority, RB:
NorthCrest, Inc. Project, Series A, 5.00%, 03/01/38	1,000	1,092,240
NorthCrest, Inc. Project, Series A, 5.00%, 03/01/48	2,000	2,167,600
S/F Housing, Series C, Mortgage-Backed Securities Program (Ginnie Mae, Fannie Mae & Freddie Mac), 3.15%, 07/01/32	1,000	1,053,290
S/F Housing, Series D (Ginnie Mae, Fannie Mae & Freddie Mac), 3.15%, 07/01/36	1,000	1,032,880
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(b)	16,855	18,675,677
Midwestern Disaster Area, 5.25%, 12/01/25	11,350	12,517,121
Midwestern Disaster Area, 5.88%, 12/01/26(a)	9,080	9,511,028

10

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa (continued)
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 06/01/34	$2,580	$2,586,656
Series C, 5.50%, 06/01/42	2,000	2,001,000
Series C, 5.63%, 06/01/46	10,150	10,154,466

		60,791,958

Kansas — 0.0%
University of Kansas Hospital Authority, Refunding RB, Improvement KU Health System, 5.00%, 09/01/45	5,000	5,712,350

Kentucky — 0.8%
County of Louisville/Jefferson Metropolitan Government, Refunding RB, Louisville Gas and Electric Company Project, 1.85%, 10/01/33(b)	3,100	3,131,434
Kentucky Economic Development Finance Authority, RB:
Baptist Healthcare System, Series B, 5.00%, 08/15/33	5,000	5,932,050
Owensboro Health, Inc., Series A, 5.25%, 06/01/50	25,000	28,539,000
Kentucky Economic Development Finance Authority, Refunding RB:
Commonspirit Health, Series A, 5.00%, 08/01/49	4,730	5,728,929
Owensboro Health, Inc., Series A, 5.00%, 06/01/28	6,105	7,367,025
Owensboro Health, Inc., Series A, 5.00%, 06/01/29	3,500	4,198,740
Owensboro Health, Inc., Series A, 5.25%, 06/01/41	5,000	5,877,650
Owensboro Health, Inc., Series B, 5.00%, 06/01/40	5,000	5,785,650
Kentucky Public Energy Authority, RB, Series A, 4.00%, 04/01/48(b)	25,000	27,518,500
Westvaco Corp., RB, MeadWestvaco Corp., 7.67%, 01/15/27(a)	3,100	4,034,092

		98,113,070

Louisiana — 0.3%
Calcasieu Parish Memorial Hospital Service District, Refunding RB, Lake Charles Memorial Hospital Project(c):
5.00%, 12/01/34	2,485	3,023,549
5.00%, 12/01/39	1,625	1,937,634
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(a)	5,850	6,145,542

Security	Par (000)	Value

Louisiana (continued)
Louisiana Public Facilities Authority, RB:
Louisiana Children’s Medical Center Project, Series A-3, 5.00%, 06/01/45(b)	$11,695	$13,224,004
Young Audiences Charter School Project, Series A, 5.00%, 04/01/57(a)	4,965	5,163,451
State of Louisiana, RB, Series A, Garvee:
5.00%, 09/01/21	5,000	5,381,500
5.00%, 09/01/22	5,000	5,570,400

		40,446,080

Maine — 0.4%
Maine State Housing Authority, RB:
M/F, Series F, 3.65%, 11/15/42	1,110	1,177,876
S/F Housing, Mortgage Purchase Bonds, Series B, 3.15%, 11/15/39	1,680	1,746,377
S/F Housing, Series C, 2.75%, 11/15/34	6,165	6,351,923
S/F Housing, Series C, 3.20%, 11/15/45	5,810	6,008,353
S/F Housing, Series H, 3.55%, 11/15/37	2,000	2,134,040
S/F, Series A, 3.75%, 11/15/38	1,500	1,625,415
S/F, Series B, 3.65%, 11/15/37	1,100	1,181,851
S/F, Series B, 3.85%, 11/15/43	3,680	3,999,387
Maine State Housing Authority, Refunding RB:
M/F, Series A-3, 3.63%, 11/15/39	4,445	4,660,094
M/F, Series A-3, 3.75%, 11/15/44	5,000	5,221,950
Series C-1, AMT, 4.00%, 11/15/34	7,125	7,569,315
State of Maine Housing Authority, RB, S/F Housing, Mortgage Purchase Bonds, Series B, 3.35%, 11/15/44	1,285	1,351,062

		43,027,643

Maryland — 2.6%
City of Baltimore Maryland, Refunding RB, Convention Center Hotel, 5.00%, 09/01/42	5,000	5,812,250
County of Anne Arundel Maryland, GO, Consoliated General Improvement:
5.00%, 10/01/23	5,000	5,789,600
5.00%, 10/01/24	5,000	5,974,600
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	600	632,556
5.25%, 07/01/44	1,220	1,275,132

11

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	$2,830	$2,937,172
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 02/15/44	1,170	1,242,037
County of Montgomery Maryland, GO, Refunding, Series A, 5.00%, 11/01/24	10,000	12,001,600
Maryland Community Development Administration, RB, M/F, Series D, 4.20%, 01/01/56	4,220	4,442,436
Maryland Community Development Administration, Refunding RB, S/F, Series A, 3.85%, 09/01/33	10,000	11,028,900
Maryland EDC, RB, Purple Line Light Rail Project, AMT:
5.00%, 03/31/24	10,000	10,751,000
5.00%, 09/30/26	10,000	10,751,500
5.00%, 03/31/41	10,000	11,383,800
5.00%, 03/31/46	10,000	11,403,200
5.00%, 03/31/51	10,000	11,373,700
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 09/01/25	1,140	1,173,721
Potomac Electric Power Co., 1.70%, 09/01/22	25,000	25,248,250
State of Maryland, RB, Second Series A:
Bid Group 1, 5.00%, 08/01/23	10,000	11,500,400
Bid Group 1, 5.00%, 08/01/24	25,000	29,680,500
Bid Group 1, 5.00%, 08/01/25	25,000	30,570,750
Bid Group 1, 5.00%, 08/01/26	25,000	31,443,750
Bid Group 1, 5.00%, 08/01/27	25,000	32,282,250
Bid Group 2, 5.00%, 08/01/30	10,000	13,406,600
Bid Group 2, 5.00%, 08/01/31	10,000	13,321,200
Washington Suburban Sanitary Commission, GO, Refunding, 5.00%, 06/01/22	10,000	11,061,200

		306,488,104

Massachusetts — 4.0%
Commonwealth of Massachusetts, GO, Refunding, Series C:
5.00%, 05/01/27	5,000	6,357,400
5.00%, 05/01/28	5,000	6,495,150
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/44	5,000	6,128,650
Commonwealth of Massachusetts, GOL, Consolidated Loan, Series D, 5.00%, 11/01/21	10,000	10,836,600
Commonwealth of Massachusetts, Refunding RB, (NPFGC), 5.50%, 01/01/22	10,000	10,986,100

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Refunding RB, Subordinate, Series A, 5.00%, 06/15/24	$10,000	$11,478,500
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement & Accelerated Bridge Programs, Series A, 5.00%, 06/01/42	5,000	6,146,400
Massachusetts Bay Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/26	25,000	31,422,750
Massachusetts Clean Water Trust, RB, Green Bonds, Series 20, 5.00%, 02/01/35	5,000	5,983,650
Massachusetts Clean Water Trust, Refunding RB, 5.00%, 08/01/24	5,000	5,959,150
Massachusetts Development Finance Agency, RB:
Boston Medical Center, Series D, 5.00%, 07/01/44	10,000	11,272,800
Caregroup, Series J-2, 5.00%, 07/01/43	10,000	12,244,100
Caregroup, Series J-2, 5.00%, 07/01/48	25,000	30,305,500
Caregroup, Series J-2, 5.00%, 07/01/53	25,000	29,812,500
UMass Darthmouth Student Housing Project, 5.00%, 10/01/32	2,525	3,089,236
UMass Darthmouth Student Housing Project, 5.00%, 10/01/33	1,860	2,263,955
UMass Darthmouth Student Housing Project, 5.00%, 10/01/38	10,000	11,976,900
UMass Darthmouth Student Housing Project, 5.00%, 10/01/48	10,000	11,666,000
UMass Darthmouth Student Housing Project, 5.00%, 10/01/54	10,000	11,668,000
UMass Dartmouth Student Housing Project, 5.00%, 10/01/43	6,725	7,940,207
Massachusetts Development Finance Agency, Refunding RB:
Beth Israel Lahey Health Issue, 5.00%, 07/01/25	2,000	2,404,920
Beth Israel Lahey Health Issue, 5.00%, 07/01/26	1,500	1,843,695

12

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Beth Israel Lahey Health Issue, 5.00%, 07/01/27	$1,730	$2,169,922
Beth Israel Lahey Health Issue, 5.00%, 07/01/28	1,500	1,916,550
Caregroup, Series H-1, 5.00%, 07/01/23	5,000	5,705,350
Caregroup, Series H-1, 5.00%, 07/01/24	5,000	5,867,350
Caregroup, Series H-1, 5.00%, 07/01/25	5,000	6,012,350
Caregroup, Series I, 5.00%, 07/01/27	5,000	6,126,450
CareGroup, Series I, 5.00%, 07/01/33	5,000	6,041,100
Emmanuel College Issue, Series A, 5.00%, 10/01/43	10,000	11,542,000
New Bridge Charles, Inc., 4.00%, 10/01/32(a)	2,560	2,761,702
New Bridge Charles, Inc., 4.13%, 10/01/42(a)	8,225	8,712,825
New Bridge Charles, Inc., 5.00%, 10/01/57(a)	4,090	4,491,311
UMass Memorial Health Care Obligated Group Issue, Series K, 5.00%, 07/01/38	5,000	5,934,200
Umass Memorial Healthcare, 5.00%, 07/01/44	10,000	11,862,200
Woods Hole Oceanographic Institution Issue, 5.00%, 06/01/43	5,000	6,209,650
Worchester Polytechnic Institutes, Series B, 5.00%, 09/01/45	10,000	12,075,700
Massachusetts Educational Financing Authority, RB, AMT:
Issue I, 5.00%, 01/01/24	5,000	5,734,000
Series A, 5.00%, 01/01/22	10,000	10,831,600
Massachusetts Housing Finance Agency, RB:
M/F, Series C, 4.13%, 12/01/45	1,505	1,578,594
M/F, Series C, 4.25%, 06/01/55	1,470	1,541,516
S/F Housing, Series A, 3.40%, 12/01/49	3,115	3,221,315
Massachusetts Housing Finance Agency, Refunding RB:
M/F, Series A, 4.60%, 12/01/55	2,340	2,462,546
S/F Housing, Series 163, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 12/01/33	4,205	4,394,772
S/F, Series 172, 3.65%, 12/01/35	3,450	3,633,712
Massachusetts Port Authority, ARB, Series B, 5.00%, 07/01/44	20,975	26,769,344

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority, RB, Subordinated, Series A, 5.00%, 02/15/44	$25,000	$31,247,500
Massachusetts School Building Authority, Refunding RB, Series C, 5.00%, 08/15/24	5,000	5,919,650
Massachusetts State College Building Authority, Refunding RB, Series A, 5.00%, 05/01/37	5,000	5,933,550
Massachusetts Water Resources Authority, Refunding RB, Series C:
General, 5.00%, 08/01/35	5,000	6,153,700
Green Bond, 5.00%, 08/01/40	10,000	12,224,400
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 07/01/41	10,000	10,575,900

		467,932,922

Michigan — 1.9%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	5,000	5,491,950
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Water & Sewerage Department:
Senior Lien, Series A, 5.00%, 07/01/23	5,000	5,529,000
Series D (AGM), 2.15%, 07/01/32(b)	15,650	15,321,898
County of Monroe Michigan EDC, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 09/01/22	15,170	17,619,045
County of Wayne Michigan Airport Authority, Refunding ARB, Series A, AMT (AGM), 4.00%, 12/01/20	5,000	5,182,050
County of Wayne Michigan Airport Authority, Refunding RB, AMT, Series A, 5.00%, 12/01/20	5,000	5,229,550
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Senior Lien, Series C, 5.25%, 07/01/33	5,000	6,151,450
Michigan Finance Authority, RB:
Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	5,000	5,869,700
Henry Ford Health System, Series A, 5.00%, 11/15/48	9,000	11,161,620
Series A-1, School Loan Revolving Fund, 2.86%, 09/01/49(b)	10,285	10,530,606

13

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/37	$5,000	$6,061,050
Local Government Loan Program, Series B, 5.00%, 07/01/44	5,000	5,566,200
Local Government Loan Program, Series D-6 (NPFGC), 5.00%, 07/01/21	5,000	5,324,400
Trinity Health Credit Group, Series A, 5.00%, 12/01/47	25,000	27,376,750
Michigan State Housing Development Authority, RB, M/F:
Housing, Series A, 4.30%, 10/01/40	4,250	4,615,755
Housing, Series A-1, 2.88%, 10/01/34	8,795	9,104,760
Housing, Series A-1, 3.00%, 10/01/39	3,500	3,616,235
Housing, Series A-1, 3.25%, 10/01/44	3,550	3,664,133
Housing, Series A-1, 3.35%, 10/01/49	5,585	5,797,956
Housing, Series A-1, 3.50%, 10/01/54	5,000	5,204,750
Housing, Series A-1, 3.60%, 10/01/60	5,000	5,211,300
Series A, 4.00%, 10/01/43	1,940	2,129,771
Michigan State Housing Development Authority, Refunding RB, M/F, Rental Housing, Series D:
3.95%, 10/01/37	3,180	3,305,546
4.00%, 10/01/42	3,495	3,615,857
4.50%, 10/01/48	7,005	7,357,141
Michigan State University, RB, Series B (AMBAC), 2.08%, 02/15/37(b)	5,000	4,829,195
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 06/01/34	15,585	15,814,567
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 06/01/42	2,375	2,394,665
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	5,000	5,688,450

Security	Par (000)	Value

Michigan (continued)
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	$5,000	$5,442,800

		220,208,150

Minnesota — 1.4%
City of Deephaven Minnesota, Refunding RB, Series A, 5.50%, 07/01/50	2,500	2,755,400
City of Minneapolis Minnesota, RB, Hiawatha Academies Project, Series A, 5.00%, 07/01/47	3,000	3,176,220
City of Wayzata Minnesota, Refunding RB, Folkestone Senior Living Community:
5.00%, 08/01/49	185	205,008
5.00%, 08/01/54	885	975,456
County of Hennepin Minnesota Sales Tax Revenue, Refunding RB, Ballpark Project, Series A, 5.00%, 12/15/29	5,000	5,796,450
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
5.00%, 02/15/53	5,000	5,889,250
5.00%, 02/15/58	5,000	5,889,850
5.25%, 02/15/58	5,000	6,040,950
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Senior, Series A, 5.00%, 01/01/28	5,000	6,282,300
Minnesota Housing Finance Agency, RB, S/F Housing, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), Mortgage-Backed Securities:
Pass-Through, Series I, 2.80%, 12/01/47	13,387	14,101,512
Series E, 2.85%, 06/01/47	14,634	15,148,274
Minnesota Housing Finance Agency, Refunding RB, S/F, Residential Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.10%, 07/01/35	1,810	1,899,052
St. Paul Housing & Redevelopment Authority, Refunding RB, Hmong College Prep Academy Project, Series A:
5.75%, 09/01/46	1,805	2,004,470
6.00%, 09/01/51	2,710	3,029,211
State of Minnesota, GO, Refunding, Series E, 5.00%, 10/01/24	5,000	5,970,550
State of Minnesota, GO:
Series A, 5.00%, 08/01/22	10,000	11,123,100
Series A, 5.00%, 08/01/26	5,000	6,287,750

14

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Series A, 5.00%, 08/01/36	$5,000	$6,562,300
Series A, 5.00%, 08/01/37	5,000	6,551,350
Series A, 5.00%, 08/01/38	5,000	6,537,850
Series A, 5.00%, 08/01/39	5,000	6,500,950
Trunk Highway Bound, Series B, 5.00%, 08/01/21	5,085	5,463,070
Trunk Highway Bound, Series B, 5.00%, 08/01/23	5,000	5,751,200
Trunk Highway Bound, Series B, 5.00%, 08/01/24	5,000	5,939,150
Trunk Highway, Series B, 5.00%, 08/01/22	10,000	11,123,100
State of Minnesota, RB, Appropriation, Series A, 5.00%, 06/01/24	5,000	5,731,500
State of Minnesota, Refunding RB, Appropriation, Series B, 5.00%, 03/01/25	5,000	5,491,100

		162,226,373

Mississippi — 0.1%
Mississippi Hospital Equipment & Facilities Authority, RB, Baptist Memorial Health Corp., Series A, 5.00%, 09/01/46	10,000	11,398,000

Missouri — 1.2%
City of State Louis Missouri Airport Revenue, ARB, Series C (AGM):
5.00%, 07/01/42	5,000	6,126,950
5.00%, 07/01/47	5,000	6,106,200
City of State Louis Missouri Airport Revenue, Refunding ARB, Series A (AGM):
5.00%, 07/01/23	5,000	5,727,850
5.00%, 07/01/24	5,000	5,905,350
5.00%, 07/01/25	5,000	6,067,850
Kansas City Missouri IDA, ARB, AMT:
Kansas City International Airport Terminal Modernization Project Series A, 5.00%, 03/01/34	5,105	6,419,691
Kansas City International Airport Terminal Modernization Project Series A, 5.00%, 03/01/35	5,360	6,721,011
Kansas City International Airport Terminal Modernization Project Series A, 5.00%, 03/01/36	5,000	6,256,750
Kansas City International Airport Terminal Modernization Project Series A, 5.00%, 03/01/37	5,910	7,369,179
Kansas City International Airport Terminal Modernization Project Series A, 5.00%, 03/01/39	5,000	6,183,400

Security	Par (000)	Value

Missouri (continued)
Kansas City International Airport Terminal Modernization Project Series A, 5.00%, 03/01/44	$5,315	$6,548,240
Kansas City International Airport Terminal Modernization Project Series B, 5.00%, 03/01/39	5,000	6,193,400
Kansas City International Airport Terminal Modernization Project Series B, 5.00%, 03/01/46	5,000	6,121,750
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church(a)(h)(i):
5.75%, 11/15/36	8,055	7,478,262
6.00%, 11/15/46	5,125	4,637,971
6.00%, 11/15/51	2,060	1,840,651
Metropolitan State Louis Sewer District, Refunding RB, Wastewater System Improvement, Series A, 5.00%, 05/01/42	5,000	6,117,050
Missouri Highway & Transportation Commission, Refunding RB, 1st Lien, Series A, 5.00%, 05/01/24	5,000	5,907,950
Missouri Housing Development Commission, RB, Fannie Mae & Freddie Mac), S/F:
Housing, First Place Homeownership Loan Program, Series D (Ginnie Mae, 3.40%, 11/01/46	9,173	9,780,430
Special Homeowners, Series B (Ginnie Mae, 3.63%, 11/01/34	400	424,772
Special Homeowners, Series B (Ginnie Mae, 3.75%, 11/01/39	1,985	2,105,529
Missouri State Environmental Improvement & Energy Resources Authority, Refunding RB, Union Electric Company Project, Series C, 2.75%, 09/01/33	25,000	25,435,250

		145,475,486

Montana — 0.0%
Montana State Board of Housing, RB, S/F Housing, Series B-2, 3.60%, 12/01/47	940	985,449

Nebraska — 0.4%
County of Douglas Nebraska Hospital Authority No. 2, RB, Health Facilities-Childrens Hospital Obligated Group, 5.00%, 11/15/47	5,000	5,910,950

15

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
Nebraska Investment Finance Authority, RB, S/F, Series C:
3.45%, 09/01/33	$7,205	$7,645,658
3.75%, 09/01/38	5,000	5,407,400
Nebraska Investment Finance Authority, Refunding RB, S/F (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 09/01/35	4,250	4,420,425
Omaha Public Power District, Refunding RB, System, Series C, 5.00%, 02/01/43	5,000	5,879,650
University of Nebraska Facilities Corp., RB, Cancer Center, Series A, 5.00%, 02/15/24	10,000	11,714,900

		40,978,983

Nevada — 0.9%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 06/01/40	5,175	6,833,639
County of Clark Department of Aviation, Refunding RB:
Junior Sub-Lien, AMT, Series C, 5.00%, 07/01/21	10,000	10,676,000
Series B, 5.00%, 07/01/32	5,000	6,508,100
Series B, 5.00%, 07/01/33	5,000	6,447,250
Series B, 5.00%, 07/01/35	5,000	6,410,250
Series B, 5.00%, 07/01/40	5,000	6,350,950
Series B, 5.00%, 07/01/41	5,000	6,337,700
Series B, 5.00%, 07/01/42	5,000	6,328,400
County of Clark Nevada, GO, Stadium Improvement, Series A, 5.00%, 06/01/43	10,000	12,447,700
County of Clark School District, GO, Refunding, Series B, 5.00%, 06/15/24	5,000	5,857,600
County of Clark School District Nevada, GO, Refunding, Series A, 5.00%, 06/15/22	5,000	5,506,800
Las Vegas Convention & Visitors Authority, RB, Series B, 5.00%, 07/01/43	10,000	12,270,500
Las Vegas Nevada Special Improvement District 607, Refunding, Special Assessment Bonds, Local Improvement:
5.00%, 06/01/23	325	349,209
5.00%, 06/01/24	200	218,172
Nevada Housing Division, RB, S/F Housing, Senior Series A (Ginnie Mae, Fannie Mae & Freddie Mac):
2.95%, 10/01/34	2,495	2,604,306
3.20%, 10/01/39	3,000	3,133,860

Security	Par (000)	Value

Nevada (continued)
3.30%, 10/01/44	$1,250	$1,297,962
State of Nevada Department of Business & Industry, RB, Somerset Academy, Series A(a):
4.50%, 12/15/29	350	379,638
5.00%, 12/15/38	565	620,506
5.00%, 12/15/48	690	745,373

		101,323,915

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	7,900	8,207,468
Series C, AMT, 4.88%, 11/01/42	2,995	3,118,723
New Hampshire Health and Education Facilities Authority Authority, RB, Cathlic Medical Center Issue, 5.00%, 07/01/44	5,000	5,886,450
New Hampshire Housing Finance Authority, RB, M/F Housing, Cimarron, Whittier Falls & Marshall (FHA), 3.55%, 07/01/37	1,385	1,474,236

		18,686,877

New Jersey — 2.9%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	5,000	5,509,250
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	7,105	7,228,698
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,605,375
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	4,660	5,079,167
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	8,325	9,374,533
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 07/01/25	5,000	5,977,200
School Facilities Construction, Series EEE, 5.00%, 06/15/43	5,000	5,909,050

16

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, RB (continued):
State House Project, Series B, Remark 10, 5.00%, 06/15/43	$5,750	$6,795,408
New Jersey EDA, Refunding RB:
Series A (BAM), 5.00%, 07/01/23	5,000	5,673,750
Series B, 5.00%, 11/01/20	5,000	5,209,400
Series B, 5.00%, 11/01/21	5,000	5,380,450
Series B, 5.00%, 11/01/22	5,000	5,536,600
Series B, 5.00%, 11/01/23	5,000	5,677,950
Series B, 5.00%, 11/01/24	10,000	11,607,600
Series B, 5.00%, 11/01/25	5,000	5,909,550
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/39	5,000	6,110,900
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/52	5,000	6,056,250
Hospital Asset Transformation Program, 5.00%, 10/01/23	5,000	5,666,800
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	1,000	1,107,020
St. Barnabas Health Care, Series A, 5.00%, 07/01/23	1,100	1,218,679
New Jersey Health Care System Facilities Financing Authority, Refunding RB, St. Barnabas Health Care, Series A, 5.00%, 07/01/24	3,100	3,433,560
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
5.00%, 12/01/21	5,000	5,405,000
5.00%, 12/01/22	5,000	5,574,300
5.00%, 12/01/23	5,000	5,733,750
5.00%, 12/01/24	6,000	7,055,040
New Jersey Infrastructure Bank, RB, Environmental Infrastructural, Series B-1, AMT:
4.00%, 09/01/42	1,480	1,642,992
4.00%, 09/01/47	2,015	2,217,366
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	5,000	6,011,200
Build America Bonds, Series B, 6.88%, 12/15/39	11,700	11,742,588
Build America Bonds, Series C, 6.10%, 12/15/28	2,500	2,615,050
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/20	10,000	10,286,700

Security	Par (000)	Value

New Jersey (continued)
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/21	$5,000	$5,325,150
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/22	5,000	5,496,300
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/23	5,000	5,653,150
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/27	5,000	6,044,650
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	5,000	6,005,550
Transportation Program, Series AA, 5.00%, 06/15/24	10,000	11,229,100
New Jersey Transportation Trust Fund Authority, Refunding RB:
(NPFGC), 5.25%, 12/15/21	5,000	5,431,850
Transportation System, Series A, 5.00%, 12/15/36	25,000	29,793,000
Transportation System, Series A, 5.00%, 12/15/32	5,000	6,023,950
Transportation System, Series A, 5.00%, 12/15/34	25,000	29,962,500
Transportation System, Series B (NPFGC), 5.50%, 12/15/21	5,000	5,459,850
Rahway Valley Sewerage Authority, RB, Captial Appreciation Bonds, Series A (NPFCG), 0.00%, 09/01/34(d)	5,420	3,807,713
South Jersey Port Corp., RB, Sub-Marine Terminal, Series A, 5.00%, 01/01/49	5,000	5,895,850
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B:
5.00%, 01/01/42	10,000	11,743,100
5.00%, 01/01/48	10,000	11,637,400

17

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	$10,000	$11,165,600

		335,025,889

New Mexico — 0.0%
New Mexico Mortgage Finance Authority, RB, S/F (Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 09/01/42	3,785	4,058,542

New York — 12.5%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	400	447,792
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	5,000	5,192,700
City of New York, GO, Series A:
Sub-Series A-1, 5.00%, 08/01/39	25,000	31,916,500
Taxable Fiscal-2020, Subseries, 2.85%, 08/01/31	25,000	25,995,250
City of New York Housing Development Corp., RB, M/F Housing, Sustainable Neighborhood Bonds:
Series C-1-A, 3.45%, 05/01/50	5,800	6,002,420
Series E-1-A, 3.40%, 11/01/47	4,700	4,857,262
Series G-1, 3.45%, 11/01/37	1,170	1,244,576
City of New York Housing Development Corp., Refunding RB:
M/F Housing, Sustainable Neighbourhood, Series B-1-A, 3.10%, 11/01/34	3,000	3,176,730
M/F Housing, Sustainable Neighbourhood, Series B-1-A, 3.40%, 11/01/39	3,000	3,173,460
M/F Housing, Sustainable Neighbourhood, Series B-1-A, 3.55%, 11/01/44	5,000	5,283,050
M/F Housing, Sustainable Neighbourhood, Series B-1-A, 3.65%, 11/01/49	5,000	5,292,650
M/F Housing, Sustainable Neighbourhood, Series B-1-A 3.75%, 11/01/54	5,000	5,329,400
M/F Housing, Sustainable Neighbourhood, Series B-1-A , 3.85%, 05/01/58	5,000	5,326,200
Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	14,000	15,519,140
Sustainable Neighborhood, Series F-1-B, 3.15%, 11/01/41	2,980	3,078,638

Security	Par (000)	Value

New York (continued)
City of New York NY, GO, Refunding, Fiscal 2012, Series A, 5.00%, 08/01/22	$10,000	$11,122,300
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Taxable, Future Tax Secured Fiscal, Sub-Series C-3, 3.50%, 11/01/32	25,000	27,101,500
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	27,500	28,120,675
5.00%, 06/01/42	28,915	28,919,337
5.00%, 06/01/45	6,930	6,930,762
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	3,630	3,919,456
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	11,550	11,519,046
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 06/01/21	2,602	2,609,389
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/23	5,000	5,379,600
County of Westchester New York Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	5,000	5,655,400
Dutchess County Local Development Corp., RB, Health Quest System, Inc., Series B, 5.00%, 07/01/46	25,000	29,229,000
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	18,765	18,776,071
Long Island Power Authority, RB, 5.00%, 09/01/35	5,000	6,387,900
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Climate Bond Certified, Series C-1, 5.00%, 11/15/34	25,000	31,278,500
Cllimate Bond Certified, Green Bond, Series B-1, 5.00%, 11/15/33	5,000	6,280,400
Cllimate Bond Certified, Green Bond, Series B-1, 5.00%, 11/15/35	5,000	6,255,200

18

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Cllimate Bond Certified, Green Bond, Series B-2, 5.00%, 11/15/34	$5,000	$6,263,050
Green Bond, Group 1, Series C, 5.00%, 11/15/40	10,000	12,564,600
Green Bond, Group 1, Series C, 5.00%, 11/15/42	10,000	12,504,200
Green Bond, Group 1, Series C (AGM), 5.00%, 11/15/41	10,000	12,610,600
Green Bond, Group 1, Series C (BAM), 5.00%, 11/15/43	10,000	12,552,800
Green Bond, Series B, 5.00%, 11/15/52	25,000	30,539,750
Green Bonds, Climate Bond Certified, Series B, 5.00%, 11/15/24	5,000	5,942,700
Green Bonds, Series C-1, 5.00%, 11/15/24	10,000	11,885,400
Series B-1, 5.00%, 05/15/22	25,000	27,451,250
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,000	5,601,150
New York City Housing Development Corp., RB, M/F:
Housing, Series C-2, 1.70%, 07/01/21	20,000	20,014,600
Housing, Sustainable Neighborhood Bonds, Series A, 4.38%, 11/01/33	1,110	1,268,475
Series A-1, 3.95%, 11/15/44	15,000	15,678,450
Series C-1-A, 3.50%, 11/01/33	5,000	5,388,100
Series C-1-A, 3.70%, 11/01/38	10,000	10,686,800
Series C-1-A, 4.20%, 11/01/44	10,000	10,588,500
Series C-1-A, 3.95%, 11/01/48	25,000	26,594,250
Series G-1, 3.90%, 05/01/45	10,000	10,486,100
Series G-1, 4.00%, 05/01/48	5,000	5,191,550
Sustainable Neighborhood, 3.85%, 11/01/43	5,000	5,288,200
New York City Housing Development Corp., Refunding RB:
M/F Housing, Sustainable Neihborhood, 2.00%, 11/01/20	25,000	25,026,250
Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	25,000	27,914,250
New York City Transitional Finance Authority Building Aid Revenue, RB, Subordinate, Fiscal 2019, Series S-3, 3.42%, 07/15/23	8,000	8,439,440

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
Future Tax Secured Bonds, Series A-1, 3.90%, 08/01/31	$10,000	$11,183,000
Subordinated, Series A2, 5.00%, 05/01/35	10,000	12,823,500
Subordinated, Series A2, 5.00%, 05/01/36	10,000	12,784,400
Subordinated, Series A2, 5.00%, 05/01/37	10,000	12,738,100
Subordinated, Series A2, 5.00%, 05/01/38	10,000	12,732,400
Subordinated, Series A2, 5.00%, 05/01/39	10,000	12,723,400
New York City Water & Sewer System, RB, Series BB-1, 5.00%, 06/15/49	25,000	31,725,000
New York Liberty Development Corp., Refunding RB:
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	49,285	54,704,379
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	240	269,014
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	570	644,989
3 World Trade Center Project, Class 3, 7.25%, 11/15/44(a)	1,655	2,023,353
4 World Trade Center Project, 5.00%, 11/15/44	10,000	10,725,600
New York State Dormitory Authority, RB:
New York University Hospitals Center, Series A, 5.00%, 07/01/43	5,000	5,661,550
Series B, 2.70%, 03/15/22	21,160	21,627,636
New York State Dormitory Authority, Refunding RB:
Catholic Healthcare Partners, 5.00%, 07/01/28	250	317,278
Group 1, Series A, 5.00%, 03/15/24	25,000	29,315,000
Group 3, Series A, 5.00%, 03/15/38	25,000	31,737,000
Group 3, Series A, 5.00%, 03/15/39	25,000	31,692,750
Series A, 5.00%, 03/15/25	10,000	12,113,700
St. John’s University, Series A, 5.00%, 07/01/32	5,000	5,943,650
Yeshiva University, 5.00%, 09/01/38	730	730,934
New York State Housing Finance Agency, RB:
Green Bond, Series F (SONYMA), 3.90%, 11/01/48	6,905	7,406,579

19

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
M/F Housing, Climate Bond Certified/Sustainability (Fannie Mae) (SONYMA), 1.63%, 05/01/23	$1,200	$1,203,276
M/F Housing, Climate Bond Certified/Sustainability (Fannie Mae) (SONYMA), 2.25%, 11/01/29	275	283,179
M/F Housing, Climate Bond Certified/Sustainability (Fannie Mae) (SONYMA), 2.35%, 11/01/30	250	257,628
M/F Housing, Climate Bond Certified/Sustainability (Fannie Mae) (SONYMA), 2.40%, 11/01/31	250	257,313
M/F Housing, Climate Bond Certified/Sustainability (Fannie Mae) (SONYMA), 3.00%, 11/01/39	1,185	1,217,149
M/F Housing, Climate Bond Certified/Sustainability (Fannie Mae) (SONYMA), 3.15%, 11/01/44	1,000	1,025,120
M/F Housing, Climate Bond Certified/Sustainability (Fannie Mae) (SONYMA), 3.25%, 11/01/52	3,430	3,528,887
M/F Housing, Sustainable Bonds, Series I (Fannie Mae) (SONYMA), 1.75%, 05/01/24	3,000	3,017,880
M/F Housing, Sustainable Bonds, Series I (Fannie Mae) (SONYMA), 2.40%, 05/01/31	280	288,949
M/F Housing, Sustainable Bonds, Series I (Fannie Mae) (SONYMA), 2.75%, 11/01/34	1,250	1,300,400
M/F Housing, Sustainable Bonds, Series I (Fannie Mae) (SONYMA), 3.00%, 11/01/39	2,140	2,198,058
M/F Housing, Sustainable Bonds, Series I (Fannie Mae) (SONYMA), 3.15%, 11/01/44	3,275	3,357,268
M/F Housing, Sustainable Bonds, Series I (Fannie Mae) (SONYMA), 3.25%, 11/01/52	5,895	6,064,953
M/F, Affordable Housing, Series C (HUD), 4.10%, 11/01/45	4,000	4,265,000
M/F, Affordable Housing, Series D (SONYMA), 3.85%, 11/01/43	1,000	1,075,230

Security	Par (000)	Value

New York (continued)
M/F, Affordable Housing, Series F (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.90%, 05/01/47	$3,585	$3,755,359
M/F, Affordable Housing, Series G (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.90%, 11/01/44	7,110	7,470,761
M/F, Series B, 4.25%, 11/01/50	5,000	5,344,600
New York Transportation Development Corp., ARB, AMT:
Delta Air Lines Inc., LaGuardia Airport Terminal C&D Redevelopment Project, 5.00%, 01/01/24	10,000	11,461,000
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/22	2,520	2,726,968
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/25	10,000	11,754,200
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/26	10,000	11,971,000
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/27	10,000	12,173,300
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/28	10,000	12,378,800
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/29	10,000	12,341,500
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/30	10,000	12,241,700
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/31	10,000	12,153,400

20

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/32	$10,000	$12,130,200
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/33	10,000	12,122,100
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/34	10,000	12,098,200
Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, 5.00%, 01/01/36	10,000	12,005,000
LaGuardia Airport Terminal B Redevelopment Project, Series A, 5.00%, 07/01/34	5,000	5,633,950
LaGuardia Airport Terminal B Redevelopment Project, Series A, 5.00%, 07/01/41	10,000	11,229,800
LaGuardia Airport Terminal B Redevelopment Project, Series A, 5.00%, 07/01/46	50,000	55,698,000
LaGuardia Airport Terminal B Redevelopment Project, Series A, 5.25%, 01/01/50	50,000	56,532,000
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	21,810	23,118,382
5.00%, 08/01/31	34,305	36,201,380
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	5,280	5,547,115
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	6,675	9,035,347
Consolidated, 168th Series, 4.93%, 10/01/51	4,140	5,693,080
Port Authority of New York & New Jersey, Refunding ARB, AMT:
195th Series, 5.00%, 10/01/25	5,000	6,068,300
Series 207, 5.00%, 09/15/25	5,000	6,060,700
State of New York Dormitory Authority, Refunding RB:
Catholic Health Syatem Obligation, 5.00%, 07/01/26	100	122,596
Catholic Health Syatem Obligation, 5.00%, 07/01/27	300	374,454

Security	Par (000)	Value

New York (continued)
Catholic Health Syatem Obligation, 5.00%, 07/01/29	$500	$644,455
Catholic Health Syatem Obligation, 5.00%, 07/01/30	250	321,452
Catholic Health Syatem Obligation, 5.00%, 07/01/32	360	456,376
Catholic Health Syatem Obligation, 5.00%, 07/01/34	515	646,371
Catholic Health Syatem Obligation, 5.00%, 07/01/35	600	750,828
Catholic Health Syatem Obligation, 5.00%, 07/01/36	975	1,216,819
Catholic Health Syatem Obligation, 4.00%, 07/01/37	1,860	2,110,449
Catholic Health Syatem Obligation, 4.00%, 07/01/38	1,650	1,867,833
Catholic Health Syatem Obligation, 4.00%, 07/01/39	1,755	1,981,395
Catholic Health Syatem Obligation, 4.00%, 07/01/40	2,000	2,245,120
Catholic Health Syatem Obligation, 5.00%, 07/01/41	3,400	4,217,020
Catholic Health System Obligation, 4.00%, 07/01/45	10,000	11,086,700
New York University, Series A, 5.00%, 07/01/42	5,000	5,501,200
Touro College & University, Series B, 5.75%, 01/01/29	990	1,071,517
State of New York HFA, RB, M/F Housing:
Affordable Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 1.30%, 05/01/20	10,000	9,990,100
Affordable Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.45%, 11/01/41	1,200	1,246,776
Affordable Housing, Series E (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.35%, 11/01/45	1,110	1,142,656
Affordable Housing, Series E (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.45%, 05/01/49	2,850	2,946,643
Affordable Housing, Series M (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.15%, 11/01/32	1,000	1,057,230

21

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Affordable Housing, Series M (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.50%, 11/01/37	$415	$441,012
Green Bond, Affordable Housing-Climate Bond Certified, Series K (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.00%, 11/01/32	1,500	1,570,110
Green Bond, Series F (SONYMA), 2.30%, 05/01/22	5,000	5,064,100
Series C (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.38%, 11/01/49	5,000	5,146,150
State of New York Mortgage Agency, RB, S/F, Series 188, 3.85%, 10/01/44	3,800	3,948,010
State of New York Mortgage Agency, Refunding RB, S/F Housing, Non ACE, Series 203, 3.10%, 10/01/32	2,430	2,568,024

		1,467,445,809

North Carolina — 1.6%
City of Charlotte North Carolina, GO, Refunding, Series A, 5.00%, 06/01/26	10,000	12,541,500
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Charlotte Douglas International Airport:
5.00%, 07/01/23	1,760	2,021,765
5.00%, 07/01/26	2,870	3,587,242
5.00%, 07/01/27	1,030	1,316,083
5.00%, 07/01/29	725	962,960
5.00%, 07/01/32	600	784,728
5.00%, 07/01/34	3,095	4,006,044
5.00%, 07/01/36	1,860	2,392,053
5.00%, 07/01/38	2,150	2,754,343
5.00%, 07/01/39	1,095	1,399,552
4.00%, 07/01/44	5,000	5,746,800
5.00%, 07/01/49	15,085	18,994,127
AMT, 5.00%, 07/01/32	1,030	1,316,391
AMT, 5.00%, 07/01/33	1,085	1,381,682
AMT, 5.00%, 07/01/34	1,135	1,440,145
AMT, 5.00%, 07/01/49	5,000	6,170,450
County of Guilford North Carolina, GO, Refunding, 5.00%, 03/01/23	10,000	11,354,600
County of Mecklenburg North Carolina, GO:
5.00%, 03/01/24	5,000	5,873,300
Series A, 5.00%, 04/01/24	5,000	5,873,100

Security	Par (000)	Value

North Carolina (continued)
County of Wake North Carolina, GO, Refunding:
Public Improvements, Series A, 5.00%, 03/01/24	$5,000	$5,860,800
Series B, 5.00%, 03/01/24	10,000	11,721,600
Series B, 5.00%, 03/01/25	5,000	6,043,750
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University, Series B, 5.00%, 10/01/41	5,000	5,973,600
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 06/30/54	10,000	11,097,200
North Carolina Housing Finance Agency, RB, S/F Housing, Series 41 (Ginnie Mae, Fannie Mae & Freddie Mac), 3.10%, 07/01/34	1,000	1,052,480
North Carolina Medical Care Commission, RB, 1st Mortgage, Galloway Ridge Project, Series A:
4.75%, 01/01/21	270	272,260
5.00%, 01/01/22	290	292,596
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 01/01/41	2,470	2,657,769
Vidant Health, 5.00%, 06/01/33	5,000	5,878,450
Vidant Health, 5.00%, 06/01/45	5,000	5,796,350
North Carolina Turnpike Authority, Refunding RB, Senior Lien (AGM), 5.00%, 01/01/36	10,000	12,554,500
Raleigh Durham Airport Authority, Refunding RB, Series A, AMT:
5.00%, 05/01/34	5,000	6,123,300
5.00%, 05/01/35	5,000	6,115,450
State of North Carolina, GO, Refunding, Series A:
5.00%, 06/01/23	5,000	5,723,950
5.00%, 06/01/25	5,000	6,101,200
State of North Carolina, GO, , 5.00%, 06/01/25	5,000	6,101,200
Town of Mooresville North Carolina, Special Assessment Bonds, 5.38%, 03/01/40(a)	2,100	2,212,140

		191,495,460

North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F, Housing finance Program Bonds-Home Mortgage Finance Program:
Series A, 3.55%, 07/01/33	4,500	4,882,275

22

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Dakota (continued)
Series A, 3.75%, 07/01/38	$4,710	$5,068,054
Series D (FHA), 3.55%, 07/01/40	2,165	2,290,202

		12,240,531

Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.13%, 06/01/24	2,000	2,000,000
5.75%, 06/01/34	3,395	3,395,136
5.88%, 06/01/47	74,305	74,862,287
6.50%, 06/01/47	11,100	11,377,611
City of Columbus Ohio, GO, Refunding, Series 2017-1, 4.00%, 04/01/23	5,000	5,517,700
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 5.00%, 08/01/22	5,000	5,533,000
Northeast Ohio Medical University Foundation, RB, 5.00%, 12/01/42	10,000	10,532,900
Northeast Ohio Regional Sewer District, Refunding RB, 5.00%, 11/15/49	10,000	11,603,300
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	17,175	19,094,993
Ohio Housing Finance Agency, RB, S/F:
Mortagage Backed Securities Program, Series D (Ginnie Mae, Fannie Mae & Freddie Mac), 3.63%, 09/01/47	4,705	4,980,760
Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.95%, 09/01/43	6,705	7,299,801
Series B, 3.25%, 09/01/44	5,000	5,204,050
Series B, 3.35%, 09/01/49	8,000	8,353,680
Ohio Turnpike & Infrastructure Commission, RB, Senior Lien, Series A, 5.00%, 02/15/48	10,000	11,058,700
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	900	1,280,898
State of Ohio, GO, Series A(c):
5.00%, 06/15/25	10,000	12,180,300
5.00%, 06/15/26	10,000	12,518,200
5.00%, 06/15/27	10,000	12,842,600
5.00%, 06/15/28	10,000	13,131,500
5.00%, 06/15/29	10,000	13,399,100
5.00%, 06/15/30	10,000	13,636,300
5.00%, 06/15/31	10,000	13,241,200
5.00%, 06/15/32	10,000	13,195,100
5.00%, 06/15/33	10,000	13,138,800
5.00%, 06/15/34	10,000	13,089,400

Security	Par (000)	Value

Ohio (continued)
5.00%, 06/15/35	$10,000	$13,040,400
5.00%, 06/15/36	10,000	13,001,500
5.00%, 06/15/37	10,000	12,958,400
5.00%, 06/15/38	10,000	12,923,000
5.00%, 06/15/39	10,000	12,883,300
State of Ohio, RB, AMT, Portsmouth Bypass Project:
5.00%, 06/30/21	1,975	2,084,593
5.00%, 06/30/22	2,190	2,373,631
5.00%, 12/31/22	1,550	1,700,676
5.00%, 06/30/23	1,305	1,448,589
5.00%, 12/31/23	1,295	1,453,094

		386,334,499

Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.25%, 08/15/48	10,000	12,000,000
5.50%, 08/15/52	11,620	14,245,074
Tulsa Airports Improvement Trust, Refunding RB, American Airlines, Inc., AMT, 5.00%, 06/01/35(b)	17,820	20,228,551

		46,473,625

Oregon — 1.1%
County of Multnomah Oregon Hospital Facilities Authority, Refunding RB, Mirabella at South Waterfront, 5.50%, 10/01/49	865	960,669
Oregon School Boards Association, GO, Series B (NPFGC), 5.68%, 06/30/28	17,500	21,451,675
Oregon School Boards Association, Refunding, GOL, Taxable Pension, Series B (NPFCG), 5.55%, 06/30/28	19,000	22,985,250
Port of Portland Oregon Airport Revenue, ARB:
AMT, Series 24B, 5.00%, 07/01/47	5,000	6,134,950
AMT, Series 24B, 5.00%, 07/01/47	5,000	6,038,250
Portland International Airport, Series 25-A, 5.00%, 07/01/49	5,000	6,303,650
Port of Portland Oregon Airport Revenue, Refunding ARB, Portland International Airport, Series 25-B, AMT:
5.00%, 07/01/29	2,650	3,448,948
5.00%, 07/01/30	2,570	3,330,180
5.00%, 07/01/31	2,035	2,614,161
5.00%, 07/01/32	1,665	2,138,659
5.00%, 07/01/33	1,850	2,364,578
5.00%, 07/01/34	1,650	2,097,678

23

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
5.00%, 07/01/35	$1,680	$2,128,022
5.00%, 07/01/36	3,000	3,788,970
5.00%, 07/01/37	2,650	3,339,398
5.00%, 07/01/38	3,545	4,456,597
5.00%, 07/01/39	3,750	4,701,337
5.00%, 07/01/44	5,000	6,202,950
5.00%, 07/01/49	5,000	6,174,300
Portland Community College District, GO, Refunding, 5.00%, 06/15/24	5,000	5,728,600
Portland Community College District, GO, Taxable Pension, 4.44%, 06/01/32	3,500	4,112,640
State of Oregon, GO, Article XI-Q, Series A, 5.00%, 05/01/23	5,000	5,709,500
State of Oregon, GO, Refunding, Article XI-Q, Series F, 5.00%, 05/01/39	5,000	6,117,800
State of Oregon Housing & Community Services Department, RB, M/F Housing, AMT, Series B (Ginnie Mae, Fannie Mae & Freddie Mac):
4.00%, 07/01/37	185	189,780
4.13%, 07/01/43	165	170,198
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community:
5.00%, 11/15/46	1,000	1,115,670
5.00%, 11/15/51	730	817,250

		134,621,660

Pennsylvania — 5.6%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project(a):
5.00%, 05/01/33	1,250	1,469,662
Subordinate, 5.00%, 05/01/28	4,595	4,913,617
Subordinate, 5.13%, 05/01/32	4,700	5,243,978
Subordinate, 5.38%, 05/01/42	8,550	9,614,389
City of Philadelphia Pennsylvania, GO, Series B:
5.00%, 02/01/27	5,000	6,245,650
5.00%, 02/01/28	5,000	6,361,250
5.00%, 02/01/30	5,000	6,511,650
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 06/15/21	5,000	5,328,150
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB:
AMT, Series B, 5.00%, 07/01/21	5,000	5,327,600

Security	Par (000)	Value

Pennsylvania (continued)
AMT, Series B, 5.00%, 07/01/29	$5,000	$6,184,300
AMT, Series B, 5.00%, 07/01/30	5,000	6,153,600
AMT, Series B, 5.00%, 07/01/42	5,000	5,998,300
Series A, 5.00%, 07/01/47	5,000	6,095,550
Series B, AMT, 5.00%, 07/01/47	5,000	5,969,400
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, AMT, Series A, 5.00%, 06/15/22	5,000	5,325,500
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A:
5.63%, 07/01/36	4,045	4,416,250
5.63%, 07/01/42	1,675	1,815,398
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series B:
5.00%, 11/01/44	6,090	7,627,908
5.00%, 11/01/49	24,715	30,756,087
Commonwealth Financing Authority, RB:
Plancon Program, Series A, 3.86%, 06/01/38	4,120	4,676,406
Series A, 4.14%, 06/01/38	3,945	4,595,215
Series A, 3.81%, 06/01/41	13,545	15,568,488
Tobacco Master Settlement payment, 5.00%, 06/01/23	5,000	5,653,050
Commonwealth of Pennsylvania, GO, First Lien, 5.00%, 11/15/21(g)	10,000	10,840,000
Commonwealth of Pennsylvania, GO, Refunding:
5.00%, 07/15/21	25,000	26,759,000
5.00%, 07/15/22	25,000	27,680,500
5.00%, 07/15/27	25,000	31,617,000
County of Allegheny Hospital Development Authority, Refunding RB, Allegheny Health Network Obligated Group Issue, Series A, 5.00%, 04/01/47	10,000	12,010,700
County of Allegheny Pennsylvania, GO, Refunding, Series C (AGM), 2.06%, 11/01/26(b)	19,800	19,679,438
County of Berks IDA, Refunding RB, Tower Health Projects:
5.00%, 11/01/26	5,000	6,146,600
5.00%, 11/01/47	10,000	11,746,100
5.00%, 11/01/50	5,000	5,871,450

24

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
County of Chester Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project, Series A:
5.00%, 12/01/22	$895	$968,623
5.00%, 12/01/23	985	1,087,026
5.00%, 12/01/24	1,035	1,162,067
5.00%, 12/01/25	1,075	1,226,016
5.25%, 12/01/45	1,500	1,645,740
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, St. Anne’s Retirement Community, 5.00%, 04/01/33	1,575	1,663,373
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	4,815	5,044,724
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, St. Luke’s University Health Network Project, 5.00%, 08/15/46	5,000	5,904,000
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 07/01/32	2,065	2,382,473
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligation Group, Series A, 5.00%, 06/01/44	10,000	11,237,400
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/23	5,000	5,562,550
AMT, 5.00%, 06/30/42	5,000	5,721,150
Build America Bonds, Series B, 6.53%, 06/15/39	5,000	7,251,850
Pennsylvania Bridge Finco LP, 5.00%, 12/31/29	5,000	5,856,900
Pennsylvania Bridge Finco LP, AMT, 5.00%, 12/31/34	5,000	5,822,800
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	5,000	5,782,600
Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/20	1,980	2,062,012
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/20	5,000	5,129,700
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/21	5,000	5,283,300
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/21	5,000	5,357,050

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/22	$4,495	$4,880,132
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/30	2,460	2,877,806
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	3,250	3,448,250
Pennsylvania Housing Finance Agency, RB, S/F:
Housing, Series 125B, 3.65%, 10/01/42	5,030	5,289,548
Series 123-B, 3.45%, 10/01/32	5,000	5,345,850
Series 123B, 3.90%, 10/01/37	5,000	5,411,050
Series 127-B, 3.95%, 04/01/42	3,945	4,277,603
Pennsylvania Housing Finance Agency, Refunding RB, Series 121, 2.80%, 10/01/31	11,770	12,131,692
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/44	25,000	31,218,000
Series A, 5.25%, 12/01/44	10,000	12,622,300
Series A, 5.00%, 12/01/49	25,000	31,148,000
Series A (BAM), 5.00%, 12/01/44	5,130	6,341,142
Series A-1, 5.00%, 12/01/47	10,000	12,203,300
Series B, 5.00%, 12/01/43	5,000	6,139,850
Series B, 5.00%, 12/01/48	10,000	12,178,000
Sub-Series B-1, 5.25%, 06/01/47	10,000	12,045,100
Pennsylvania Turnpike Commission, Refunding RB(c):
5.00%, 12/01/20	5,000	5,221,150
5.00%, 12/01/21	15,000	16,275,450
5.00%, 12/01/22	16,190	18,172,304
5.00%, 12/01/23	9,250	10,722,877
5.00%, 12/01/24	3,875	4,626,479
5.00%, 12/01/25	3,800	4,665,336
Philadelphia Authority for Industrial Development, RB, University of the Sciences, 5.00%, 11/01/47	10,000	11,416,300
Philadelphia Authority for Industrial Development, Refunding RB, Thomas Jefferson University, Series A:
5.00%, 09/01/35	5,000	5,987,650
5.00%, 09/01/36	5,000	5,986,000

25

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Susquehanna Area Regional Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/27	$3,100	$3,384,952

		654,369,661

Puerto Rico — 6.3%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	810	822,498
Commonwealth of Puerto Rico, GO(h)(i):
Public Improvement, Series A, 5.25%, 07/01/22	3,075	2,236,580
Public Improvement, Series A, 5.13%, 07/01/31	8,940	6,502,447
Public Improvement, 5.25%, 07/01/17	1,605	1,167,386
Series A, 5.25%, 07/01/26	1,085	789,167
Commonwealth of Puerto Rico, GO, Refunding(h)(i):
Public Improvement, Series A, 5.50%, 07/01/32	4,245	3,087,571
Public Improvement, Series A, 5.25%, 07/01/24	1,765	1,113,244
Public Improvement, Series A, 5.00%, 07/01/32	1,050	662,270
Public Improvement, Series A, 5.13%, 07/01/37	1,490	939,792
Public Improvement, Series A, 5.50%, 07/01/39	7,790	4,913,410
6.00%, 07/01/39	2,555	1,858,361
Series A, 5.50%, 07/01/19	1,176	855,355
Series A, 8.00%, 07/01/35	27,325	15,131,219
Commonwealth of Puerto Rico, GO, Series B, Public Improvements(h)(i):
5.25%, 07/01/23	2,620	1,905,639
6.00%, 07/01/38	6,950	5,055,034
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB:
5.00%, 07/01/33	5,425	5,653,501
5.13%, 07/01/37	18,385	19,184,196
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	33,295	33,780,441
6.00%, 07/01/44	22,990	23,326,574
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB:
5.75%, 07/01/37	10,930	11,567,328
5.25%, 07/01/42	25,128	26,277,857

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series B:
4.90%, 07/01/20	$9,420	$9,371,581
5.00%, 07/01/23	12,795	12,577,869
5.35%, 07/01/27	11,910	11,374,288
Puerto Rico Electric Power Authority, RB:
Series 2013-A, 7.00%, 07/01/33(h)(i)	3,360	2,760,472
Series 2013-A, 7.00%, 07/01/43(h)(i)	3,350	2,752,256
Series A, 5.00%, 07/01/29(h)(i)	5,540	4,415,507
Series A, 5.00%, 07/01/42(h)(i)	32,085	25,572,483
Series CCC, 5.25%, 07/01/26(h)(i)	8,495	6,770,710
Series CCC, 5.25%, 07/01/27	5,010	3,993,085
Series CCC, 5.00%, 07/01/28	1,130	900,636
Series CCC, 5.25%, 07/01/28(h)(i)	3,120	2,486,712
Series TT, 5.00%, 07/01/20(h)(i)	1,235	984,323
Series TT, 5.00%, 07/01/21	3,315	2,642,131
Series TT, 5.00%, 07/01/23(h)(i)	1,930	1,538,254
Series TT, 5.00%, 07/01/32(h)(i)	10,360	8,257,158
Series WW, 5.50%, 07/01/19	2,310	1,830,675
Series WW, 5.50%, 07/01/20(h)(i)	1,000	797,023
Series WW, 5.38%, 07/01/23(h)(i)	2,355	1,876,989
Series WW, 5.38%, 07/01/24(h)(i)	4,545	3,622,470
Series WW, 5.25%, 07/01/25(h)(i)	2,300	1,833,153
Series WW, 5.00%, 07/01/28	6,105	4,865,825
Series WW, 5.50%, 07/01/38(h)(i)	3,980	3,172,152
Series XX, 5.25%, 07/01/26(h)(i)	2,385	1,900,900
Series XX, 5.25%, 07/01/27(h)(i)	2,630	2,096,171
Series XX, 5.25%, 07/01/35(h)(i)	1,310	1,044,100
Series XX, 5.75%, 07/01/36	1,825	1,454,567
Series XX, 5.25%, 07/01/40(h)(i)	17,040	13,581,272
Puerto Rico Electric Power Authority, Refunding RB:
Series AAA, 5.25%, 07/01/21(h)(i)	7,185	5,726,610
Series AAA, 5.25%, 07/01/22(h)(i)	7,025	5,599,087
Series AAA, 5.25%, 07/01/24	1,575	1,255,311
Series AAA, 5.25%, 07/01/25(h)(i)	5,750	4,582,882
Series AAA, 5.25%, 07/01/28(h)(i)	1,100	876,725
Series AAA, 5.25%, 07/01/29(h)(i)	5,420	4,319,865
Series AAA, 5.25%, 07/01/30(h)(i)	2,085	1,661,793
Series AAA, 5.25%, 07/01/31(h)(i)	5,720	4,558,972
Series BBB, 5.40%, 07/01/28(h)(i)	9,505	7,575,704
Series DDD, 5.00%, 07/01/20(h)(i)	1,810	1,442,612
Series UU, 1.00%, 07/01/19(b)	1,165	828,606
Series UU, 1.16%, 07/01/19(b)	1,295	921,069
Series UU, 1.00%, 07/01/20(b)	10,400	7,540,000
Series UU, 2.25%, 07/01/31(b)	9,235	6,695,375
Series V, 5.50%, 07/01/20(h)(i)	6,440	5,132,828
Series ZZ, 5.25%, 07/01/19(h)(i)	13,710	10,927,185
Series ZZ, 5.25%, 07/01/21(h)(i)	2,480	1,976,617

26

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Series ZZ, 5.25%, 07/01/22(h)(i)	$1,115	$888,681
Series ZZ, 5.25%, 07/01/24(h)(i)	1,435	1,143,728
Series ZZ, 5.25%, 07/01/25	2,440	1,944,736
Series ZZ, 5.25%, 07/01/26(h)(i)	790	629,648
Taxable Build America Bonds, Series YY, 6.13%, 07/01/40(h)(i)	13,440	10,711,989
Puerto Rico Public Buildings Authority, RB, Government Facilities, Series N, 5.00%, 07/01/37(h)(i)	1,335	1,116,394
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series F (GTD), 5.25%, 07/01/24(h)(i)	2,175	1,818,844
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/24(d)	1,257	1,097,160
CAB, Series A-1, 0.00%, 07/01/27(d)	2,401	1,903,753
CAB, Series A-1, 0.00%, 07/01/29(d)	3,745	2,752,762
CAB, Series A-1, 0.00%, 07/01/31(d)	4,464	3,017,441
CAB, Series A-1, 0.00%, 07/01/33(d)	6,377	3,936,841
CAB, Series A-1, 0.00%, 07/01/46(d)	133,528	35,009,706
CAB, Series A-1, 0.00%, 07/01/51(d)	36,291	7,004,889
Series A-1, 4.75%, 07/01/53	54,066	55,374,397
Series A-1, 5.00%, 07/01/58	79,250	82,573,745
Series A-2, 4.33%, 07/01/40	73,415	74,541,920
Series A-2, 4.54%, 07/01/53	14,353	14,462,226
Series A-2, 4.78%, 07/01/58	59,352	60,908,210

		733,760,943

Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp., Refunding RB, Brown University, 5.00%, 09/01/43	10,000	11,326,300
Rhode Island Housing & Mortgage Finance Corp., RB:
M/F, Series 3-B (FHA), 3.70%, 10/01/34	1,550	1,627,051
M/F, Series 3-B (FHA), 3.88%, 10/01/39	1,610	1,681,886
S/F Housing, Series 70 (Ginnie Mae), 2.80%, 10/01/34	5,000	5,172,500
S/F Housing, Series 70 (Ginnie Mae), 3.00%, 10/01/39	4,125	4,250,936

Security	Par (000)	Value

Rhode Island (continued)
S/F Housing, Series 70 (Ginnie Mae), 3.15%, 10/01/44	$11,000	$11,323,400
S/F Housing, Series 70 (Ginnie Mae), 3.25%, 10/01/46	4,200	4,341,078
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, Homeownership Opportunity, S/F Housing, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.55%, 10/01/33	5,000	5,449,450
3.85%, 10/01/38	5,000	5,491,000
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	5,000	5,587,350
Series B, 4.50%, 06/01/45	5,000	5,181,300

		61,432,251

South Carolina — 1.7%
County of Dorchester South Carolina, Special Assessment Bonds(a):
5.88%, 10/01/40	2,310	2,516,491
6.00%, 10/01/51	6,240	6,743,506
County of Lexington South Carolina Health Services District, Inc., RB, Lexington Medical Center, 5.00%, 11/01/41	10,000	11,742,100
County of Lexington South Carolina School District No. 1, GO, Refunding, Series B, 5.00%, 02/01/23	5,000	5,657,450
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/38	10,000	12,254,200
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/48	5,000	5,958,850
South Carolina Public Service Authority, RB:
Build America Bonds, Series F (AGM), 6.45%, 01/01/50	10,950	18,013,407
Santee Cooper, Series F (AGM), 5.74%, 01/01/30	5,000	6,213,300
Series A, 5.00%, 12/01/49	10,000	11,258,500
South Carolina Public Service Authority, Refunding RB:
Obligations, Series B, 5.00%, 12/01/41	10,000	11,950,900
Santee Cooper, Series D, 5.00%, 12/01/43	10,000	10,762,900
Taxable Obligation (AGM), 3.92%, 12/01/24	4,185	4,538,925

27

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina State Housing Finance & Development Authority, RB, Series A, S/F:
Housing, 2.80%, 07/01/34	$1,780	$1,846,643
Housing, 3.00%, 07/01/39	3,430	3,542,092
Housing, 3.15%, 07/01/44	4,095	4,215,434
Housing, 3.20%, 07/01/49	9,120	9,389,405
3.75%, 07/01/43	6,080	6,522,381
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F (Ginnie Mae, Fannie Mae & Freddie Mac), 3.80%, 07/01/34	7,345	7,875,456
Spartanburg Regional Health Services District, Refunding RB, Series A, 5.00%, 04/15/48	10,000	11,895,400
State of South Carolina Housing Finance & Development Authority, RB, S/F Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.40%, 07/01/38	2,960	3,174,008
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	5,000	6,084,050
State of South Carolina Public Service Authority, RB, Series E:
5.00%, 12/01/48	10,000	11,134,100
5.50%, 12/01/53	5,000	5,663,500
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	10,000	11,505,700
Series C, 5.00%, 12/01/46	10,000	11,422,300

		201,880,998

South Dakota — 0.1%
South Dakota Housing Development Authority, RB, Series B, S/F:
Housing, 4.05%, 11/01/38	5,000	5,530,200
4.15%, 05/01/42	5,000	5,582,250

		11,112,450

Tennessee — 1.0%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Commonspirit Health, Series A, 5.00%, 08/01/44	4,500	5,484,645
County of Knox Tennessee Health Educational & Housing Facility Board, RB, University Health System, Inc.:
5.00%, 04/01/23	1,000	1,114,890
5.00%, 04/01/24	1,000	1,142,620
5.00%, 04/01/25	1,000	1,166,420

Security	Par (000)	Value

Tennessee (continued)
5.00%, 04/01/27	$1,400	$1,687,406
5.00%, 04/01/28	1,000	1,201,290
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Subordinate Tax Increment, Series C, 7.00%, 07/01/45	4,200	4,655,154
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	5,000	5,915,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	10,000	11,750,300
State of Tennessee, GO, Refunding:
Series A, 5.00%, 08/01/24	5,000	5,948,700
Series B, 5.00%, 08/01/23	5,000	5,758,450
Tennessee Energy Acquisition Corp., RB, Gas Project, Series A, 4.00%, 05/01/48(b)	25,000	27,036,500
Tennessee Housing Development Agency, RB, S/F:
3.65%, 07/01/45	6,050	6,243,055
Series 4-B, 3.45%, 07/01/40	1,630	1,714,157
Tennessee Housing Development Agency, Refunding RB, S/F:
Housing, Residential Finance Program Bonds, 2.65%, 07/01/32	1,480	1,533,813
Housing, Residential Finance Program Bonds, 2.80%, 07/01/34	5,000	5,162,350
Housing, Residential Finance Program Bonds, 3.00%, 07/01/39	11,000	11,321,750
Housing, Residential Finance Program Bonds, 3.10%, 07/01/41	9,885	10,189,656
AMT, Issue 4B, 3.00%, 07/01/32	1,325	1,391,515
Issue 4, 4.00%, 07/01/43	9,820	10,750,641

		121,168,312

Texas — 8.4%
Arlington Higher Education Finance Corp., RB:
Austin Discovery School, Inc., 6.25%, 08/15/24(a)	445	449,833
Series A, 7.13%, 03/01/44	1,250	1,340,925

28

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Brazosport Independent School District, GO (PSF-GTD)(c):
5.00%, 02/15/25	$7,150	$8,584,791
5.00%, 02/15/27	9,000	11,385,270
5.00%, 02/15/28	8,650	11,183,844
5.00%, 02/15/29	8,000	10,558,560
5.00%, 02/15/30	7,650	10,030,680
5.00%, 02/15/31	6,000	7,815,840
Carrollton-Farmers Branch Independent School District, GO, School Building (PSF-GTD), 5.00%, 02/15/21	10,000	10,566,800
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	5,000	5,654,550
City of Austin Texas Airport System Revenue, ARB, Series A, 5.00%, 11/15/41	5,000	6,135,250
City of Austin Texas Airport System Revenue, Refunding RB, AMT:
5.00%, 11/15/20	5,500	5,751,460
5.00%, 11/15/21	5,000	5,414,000
5.00%, 11/15/23	5,000	5,767,550
5.00%, 11/15/25	10,000	12,150,000
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/43	10,000	11,502,500
City of Houston Texas Airport System, ARB, Series B-1, AMT, 5.00%, 07/15/35	7,400	8,391,082
City of Houston Texas Airport System, Refunding ARB, AMT:
Special Facilities, Continental Airlines, Inc., Series A, 6.50%, 07/15/30	1,000	1,078,880
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 07/15/38	3,000	3,238,410
Subordinate Lien, Series A, 5.00%, 07/01/23	10,000	11,020,000
United Airlines, Inc. Terminal E Project, 5.00%, 07/01/29	13,000	14,670,760
United Airlines, Inc., Airport Improvement Projects, Series C, 5.00%, 07/15/20	15,950	16,363,424
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D:
5.00%, 07/01/36	10,000	12,621,100
5.00%, 07/01/37	5,000	6,305,700
5.00%, 07/01/38	5,000	6,283,200
City of Houston Texas Combined Utility System Revenue, Refunding RB:
Capital Appreciation, Series A (AGM), 0.00%, 12/01/28(d)(f)	10,000	8,628,600

Security	Par (000)	Value

Texas (continued)
First Lien, Series C, 2.51%, 11/15/32(c)	$19,000	$19,163,970
City of San Antonio Texas, GO, Refunding:
5.00%, 08/01/31	8,610	11,317,414
5.00%, 08/01/32	9,500	12,436,735
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, 5.00%, 02/01/23	5,000	5,653,250
County of Bexar Texas, GO, Refunding, 5.00%, 06/15/43	5,000	5,979,200
County of Bexar Texas, GOL, Certificates of Obligation, Series B, 5.00%, 06/15/23(g)	25,000	28,555,750
County of Harris Texas, Refunding RB:
Senior Lien, Series A, 5.00%, 08/15/22	5,000	5,560,200
Series B (AMBAC), 2.12%, 08/15/35(b)	10,250	9,625,621
County of Harris Texas Flood Control District, Refunding RB, Flood Control District, Series A, 4.00%, 10/01/38	5,000	5,716,450
Dallas-Fort Worth International Airport, ARB, AMT:
Series A, 5.00%, 11/01/20(g)	5,000	5,212,950
Series C, 5.13%, 11/01/43	5,000	5,470,350
Series H, 5.00%, 11/01/45	10,000	10,619,500
Dallas-Fort Worth International Airport, Refunding ARB, AMT:
1.16%, 11/01/19(a)	44,600	44,591,972
1.35%, 11/01/20(a)	60,000	60,037,200
Series D, 5.00%, 11/01/21	5,000	5,387,450
Dallas-Fort Worth International Airport, Refunding RB, Series A, 2.70%, 11/01/32	4,995	5,092,952
Grand Parkway Transportation Corp., RB, Subordinate Tier Toll Revenue Bonds, TELA Supported, Series A, 5.00%, 10/01/43	5,000	6,158,800
Houston Independent School District, Refunding, GOL (PSF-GTD), 5.00%, 02/15/24	5,000	5,853,050
Katy Independent School District, GO, Refunding, Series D (PSF-GTD), 5.00%, 02/15/24	5,000	5,845,450
Leander Independent School District, GO, School Building, CAB, Series C (PSF-GTD)(d)(g):
0.00%, 08/15/24	20,000	6,815,800
0.00%, 08/15/24	5,000	2,389,500

29

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
0.00%, 08/15/24	$5,000	$2,257,250
0.00%, 08/15/24	25,000	9,015,250
0.00%, 08/15/24	25,000	7,550,500
Matagorda County Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 2.60%, 11/01/29	25,000	26,216,000
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(a)	15,615	16,864,044
Navasota Independent School District, GO, School Building (PSF-GTD), 5.00%, 02/15/48	10,000	11,702,900
New Hope Cultural Education Facilities Finance Corp., RB, Cityscape School, Inc., Series A(a):
5.00%, 08/15/39	610	688,684
5.00%, 08/15/51	1,100	1,223,772
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A:
Children Health System, 5.00%, 08/15/47	5,745	7,000,570
Jubilee Academic Center, 5.00%, 08/15/46(a)	4,055	4,146,562
Jubilee Academic, 5.00%, 08/15/36(a)	4,055	4,167,648
North Texas Tollway Authority, Refunding RB:
1st Tier System (AGC), 0.00%, 01/01/28(d)	10,000	8,627,600
1st Tier-Series A, 5.00%, 01/01/24	10,000	11,257,300
1st Tier-Series A, 5.00%, 01/01/36	5,000	6,102,750
2nd Tier, Series B, 5.00%, 01/01/24	5,500	6,374,060
2nd Tier, Series B, 5.00%, 01/01/25	5,700	6,796,680
2nd Tier, Series B, 5.00%, 01/01/29	5,000	6,495,950
2nd Tier-Series B, 5.00%, 01/01/43	5,000	6,012,600
Capital Appreciation, 1st Tier-Series I (AGC), 6.20%, 01/01/42	10,000	12,363,800
Pearland Independent School District, GO, Refunding, (PSF-GTD), 5.25%, 02/15/32	10,000	12,323,100
Plano Independent School District, GO, Refunding, Series A (PSF-GTD), 5.00%, 02/15/29	7,495	9,225,446
Plano Independent School District, GO, School Building (PSF-GTD), 5.00%, 02/15/25	5,000	6,007,050

Security	Par (000)	Value

Texas (continued)
Red River Health Facilities Development Corp., MRB, Eden Home, Inc. Project, 5.63%, 12/15/22(h)(i)	$2,570	$1,643,764
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, 5.00%, 02/15/47	5,000	5,928,000
Texas Department of Housing & Community Affairs, RB, S/F Housing:
Series A (Ginnie Mae), 2.70%, 09/01/34	5,000	5,173,500
Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 2.84%, 09/01/47	13,749	14,065,217
Texas Municipal Gas Acquisition & Supply Corp. I, RB, Senior Lien:
Series B, 2.32%, 12/15/26(b)	23,015	22,783,768
Series D, 6.25%, 12/15/26	25,000	29,411,000
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/26	5,000	5,540,150
5.00%, 12/15/28	5,000	5,524,100
Natural Gas Utility Improvements, 5.00%, 12/15/20	5,000	5,221,050
Natural Gas Utility Improvements, 5.00%, 12/15/23	10,000	11,103,800
Natural Gas Utility Improvements, 5.00%, 12/15/24	10,000	11,099,500
Natural Gas Utility Improvements, 5.00%, 12/15/25	10,000	11,091,100
Natural Gas Utility Improvements, 5.00%, 12/15/29	5,000	5,518,950
Natural Gas Utility Improvements, 5.00%, 12/15/30	5,000	5,508,950
Natural Gas Utility Improvements, 5.00%, 12/15/31	5,000	5,502,850
Natural Gas Utility Improvements, 5.00%, 12/15/32	10,000	10,993,500
Texas Private Activity Bond Surface Transportation Corp., RB, AMT:
Segment 3C Project, 5.00%, 06/30/58	65,000	77,030,200
Senior Lien, Blueridge Transportation Group, 5.00%, 12/31/40	10,000	11,353,300
Senior Lien, Blueridge Transportation Group, 5.00%, 12/31/45	19,635	22,245,277
Senior Lien, Blueridge Transportation Group, 5.00%, 12/31/50	8,845	9,982,821

30

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Senior Lien, Blueridge Transportation Group, 5.00%, 12/31/55	$10,000	$11,225,400
Texas Transportation Commission State Highway Fund, Refunding RB, First Tier, Series A, 5.00%, 04/01/24	5,000	5,872,250
Texas Water Development Board, RB:
State Water Implementation Fund, Series A, 5.00%, 04/15/23	10,000	11,379,900
State Water Implementation Revenue, 5.00%, 10/15/41	5,000	6,108,100
Town of Flower Mound Texas, Special Assessment Bonds, Riverwalk Public Improvement District No. 1, 6.75%, 09/01/43	2,000	2,066,660
University of Texas System, RB, Series D, 5.00%, 08/15/25	5,000	6,116,150

		982,285,346

Utah — 0.3%
Salt Lake City Corp. Airport Revenue, ARB, AMT, Series A:
5.00%, 07/01/28	5,000	6,369,650
5.00%, 07/01/42	5,000	5,966,450
State of Utah, GO, Refunding, 5.00%, 07/01/24	10,000	11,873,400
Utah State Charter School Finance Authority, RB, Early Light Academy(a):
5.00%, 07/15/34	530	536,031
5.13%, 07/15/49	4,830	4,883,227

		29,628,758

Vermont — 0.0%
Vermont Housing Finance Agency, Refunding RB, S/F, Multiple Purpose, Series B, 3.70%, 11/01/29	2,635	2,775,287

Virginia — 2.8%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.38%, 03/01/36	1,050	1,171,569
5.50%, 03/01/46	6,210	6,897,758
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project(a):
5.15%, 03/01/35	1,000	1,078,720
5.40%, 03/01/45	2,000	2,146,440

Security	Par (000)	Value

Virginia (continued)
Chesapeake Bay Bridge & Tunnel District, RB:
1st General Resolution Revenue, 5.00%, 07/01/46	$5,000	$5,775,600
1st General Resolution Revenue, 5.00%, 07/01/51	10,000	11,552,000
1st Tier General Resolution Revenue, 5.00%, 11/01/23	27,000	30,931,200
City of Virginia Beach Virginia, GO, Series A:
5.00%, 07/15/24	5,000	5,935,200
5.00%, 07/15/25	5,000	6,115,650
Commonwealth of Virginia, GO, Refunding:
Series A, 5.00%, 06/01/24	5,000	5,920,300
Series B, 5.00%, 06/01/22	5,000	5,537,050
Series B, 5.00%, 06/01/23	10,000	11,463,900
County of Fairfax Virginia, GO, Series A:
4.00%, 10/01/23	5,000	5,593,400
4.00%, 10/01/24	5,000	5,732,200
County of Hanover Virginia EDA, Refunding RB, Covenant Woods:
5.00%, 07/01/38	125	139,560
5.00%, 07/01/48	365	404,197
5.00%, 07/01/51	410	452,419
Series A, 4.00%, 07/01/22	615	633,376
Residential Care Facility, Series A, 5.00%, 07/01/47	1,985	2,083,932
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes:
5.00%, 06/01/22	625	674,681
5.00%, 06/01/23	420	452,970
County of Loudoun Economic Development Authority, RB, Howard Hughes Medical Institute Issue, 0.00%, 07/01/49(d)	25,115	9,767,726
Dulles Town Center Community Development Authority, Refunding, Special Assessment Bonds, Dulles Town Center Project, 4.00%, 03/01/23	1,000	1,022,490
Lower Magnolia Green Community Development Authority, Special Assessment Bonds(a):
5.00%, 03/01/35	2,885	3,081,382
5.00%, 03/01/45	2,960	3,109,332
Norfolk Airport Authority, ARB, 5.00%, 07/01/43	2,700	3,434,481
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	25,290	24,343,901
University of Virginia, Refunding RB, Series B, 5.00%, 04/01/44	5,000	6,154,800

31

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia College Building Authority, RB, Green Bond, Marymount University Project, Series B, 5.00%, 07/01/45(a)	$3,340	$3,626,004
Virginia College Building Authority, Refunding RB, Series A, 5.00%, 09/01/21	10,000	10,767,800
Virginia Housing Development Authority, RB, M/F:
Housing, Rental Housing, Series B, 4.00%, 06/01/53	1,780	1,910,118
Housing, Series B, 3.10%, 05/01/41	1,040	1,070,753
Housing, Series B, 3.13%, 05/01/44	1,695	1,735,239
Housing, Series B, 3.25%, 05/01/49	3,245	3,329,143
Housing, Series B, 3.35%, 05/01/54	3,860	3,969,856
Rental Housing, Series A, 3.50%, 06/01/33	1,335	1,431,694
Rental Housing, Series A, 3.63%, 06/01/38	3,730	4,023,588
Rental Housing, Series A, 3.75%, 06/01/43	4,590	4,840,385
Rental Housing, Series A, 4.05%, 08/01/49	2,345	2,432,164
Rental Housing, Series D, 3.80%, 10/01/43	8,805	9,446,532
Rental Housing, Series D, 3.90%, 10/01/48	4,485	4,808,862
Series A, 3.65%, 03/01/43	5,000	5,242,800
Series A, 3.88%, 03/01/45	6,150	6,366,726
Series A, 4.13%, 12/01/46	5,180	5,560,419
Series A, 3.75%, 03/01/48	5,000	5,235,500
Series A, 4.15%, 12/01/49	5,865	6,291,679
Series C, 3.85%, 08/01/53	4,110	4,320,185
Virginia Port Authority, Refunding RB, AMT, Series B, 5.00%, 07/01/41	5,000	5,961,450
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT:
5.00%, 12/31/47	5,000	5,822,350
5.00%, 12/31/49	10,000	11,607,800
5.00%, 12/31/52	25,000	28,924,750
5.00%, 12/31/56	25,000	28,820,500
Wise County Virginia IDA, RB, Virginia Electric and Power Co., Series A, 1.88%, 11/01/40(b)	5,000	5,019,850

		334,172,381

Washington — 2.1%
Central Puget Sound Regional Transit Authority, RB, Green Bond, Series S-1:
5.00%, 11/01/41	10,000	12,177,300
5.00%, 11/01/46	25,000	38,215,500

Security	Par (000)	Value

Washington (continued)
Central Puget Sound Regional Transit Authority, Refunding RB, Green Bond, Series S-1, 5.00%, 11/01/50	$25,000	$29,569,500
Energy Northwest, RB, Series E, 2.65%, 07/01/20	3,750	3,765,825
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.25%, 09/01/32	2,255	2,381,686
Mason County Public Hospital District No.1, RB, 5.00%, 12/01/48	5,000	5,877,250
Port of Seattle Washington, ARB, International Lien, AMT:
Series C, 5.00%, 05/01/21	5,000	5,308,300
Series C, 5.00%, 05/01/22	5,000	5,485,450
Series D, 5.00%, 05/01/24	5,000	5,834,850
Series D, 5.00%, 05/01/25	5,000	5,959,250
Series D, 5.00%, 05/01/26	5,000	6,116,150
Series C, 5.00%, 05/01/27	5,000	6,247,200
Seattle Housing Authority, Refunding RB, M/F (HUD), 3.50%, 12/01/35	1,500	1,615,830
State of Washington, GO, Refunding, Series C, 5.00%, 07/01/30	5,000	5,961,300
State of Washington, GO, Series C, 5.00%, 02/01/23	5,000	5,655,450
Washington Health Care Facilities Authority, RB, Catholic Healthcare, Series A, 5.00%, 02/01/21(g)	10,000	10,537,600
Washington Health Care Facilities Authority, Refunding RB:
Commonspirit Health, Series A, 5.00%, 08/01/37	5,000	6,210,250
Commonspirit Health, Series A, 5.00%, 08/01/44	25,000	30,466,750
Providence Health Services, Series C, 5.00%, 10/01/44	5,000	5,772,100
Washington State Convention Center Public Facilities District, RB:
5.00%, 07/01/48	5,000	6,038,550
5.00%, 07/01/58	25,000	29,939,750
5.00%, 07/01/58	10,000	11,995,000

		241,130,841

West Virginia — 0.5%
West Virginia Hospital Finance Authority, Refunding RB:
Charleston Area Medical Center, Inc., 5.00%, 09/01/29	3,260	4,168,790
Charleston Area Medical Center, Inc., 5.00%, 09/01/30	3,375	4,305,454
Charleston Area Medical Center, Inc., 5.00%, 09/01/31	2,775	3,511,318

32

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia (continued)
Charleston Area Medical Center, Inc., 5.00%, 09/01/38	$4,550	$5,610,878
Charleston Area Medical Center, Inc., 5.00%, 09/01/39	1,970	2,423,041
West Virginia United Health System Obligated Group, 5.00%, 06/01/23	5,000	5,652,900
West Virginia United Health System Obligated Group, 5.00%, 06/01/24	5,000	5,819,250
West Virginia Housing Development Fund, RB, S/F, Series B, 3.95%, 11/01/34	7,420	7,978,207
West Virginia Housing Development Fund, Refunding RB, AMT, Series A, 3.70%, 11/01/29	1,280	1,364,365
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 06/01/47	16,830	17,534,840

		58,369,043

Wisconsin — 1.6%
Public Finance Authority, ARB, Denver International Airport Great Hall Project, AMT:
5.00%, 09/30/37	19,855	20,835,440
5.00%, 09/30/49	25,000	25,895,500
Public Finance Authority, RB(a):
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31	1,285	1,452,243
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47	1,285	1,465,054
Delray Beach Radiation Therapy, 7.00%, 11/01/46	5,085	5,832,241
Seattle Proton Center, Series A, 7.55%, 12/01/30	1,780	1,898,477
Seattle Proton Center, Series A, 7.63%, 12/01/48	6,440	6,759,939
Traders Point Christian Schools, Series B, 5.62%, 06/01/29	1,070	1,089,474
Public Finance Authority, Refunding RB:
Celanese Project, Series C, AMT, 4.30%, 11/01/30	3,000	3,226,350
Celanese Project, Series D, 4.05%, 11/01/30	3,175	3,424,682
National Gypsum Co., AMT, 4.00%, 08/01/35	4,840	4,996,332
Wakemed Hospital, Series A, 5.00%, 10/01/44	10,000	12,261,000
State of Wisconsin, GO, Refunding, Series 1, 5.00%, 11/01/24	10,000	11,957,700

Security	Par (000)	Value

Wisconsin (continued)
State of Wisconsin, Refunding RB:
Series A, 5.00%, 05/01/24	$10,000	$11,790,200
Series A, 5.00%, 05/01/25	5,000	6,062,050
Series C, 3.15%, 05/01/27	2,800	3,007,368
Wisconsin Health & Educational Facilities Authority, RB, Series B, Marshfield Clinic:
Health System, 5.00%, 02/15/42	10,000	11,598,200
Health System, 5.00%, 02/15/46	5,000	5,771,800
5.00%, 02/15/40	10,000	10,706,600
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Credit Group, Series A, 5.00%, 11/15/35	10,000	12,052,300
Thedacare, Inc., 5.00%, 12/15/44	5,000	5,634,350
Wisconsin Housing & Economic Development Authority, RB, S/F Housing (Ginnie Mae, Fannie Mae & Freddie Mac), 2.69%, 07/01/47	21,958	22,459,262

		190,176,562

Wyoming — 0.1%
Wyoming Community Development Authority, RB, S/F, Series 3, 3.70%, 06/01/39	3,940	4,198,897
Wyoming Community Development Authority, Refunding RB, Series 3, 4.13%, 12/01/44	5,360	5,719,067

		9,917,964

Total Municipal Bonds — 92.9% (Cost — $10,369,671,647)		10,901,237,915

Municipal Bonds Transferred to Tender Option Bond Trusts(j) — 13.3%

Alaska — 0.1%
Alaska Housing Finance Corp., RB, S/F, Series A, 3.70%, 12/01/38	10,000	10,729,500

Arizona — 0.3%
Arizona State University, Refunding RB, Arizona State University System Board of Regents, Series A, 5.00%, 07/01/22(g)	10,000	11,096,999
City of Phoenix Arizona Civic Improvement Corp., ARB, AMT, Series A, 5.00%, 07/01/47	10,000	12,082,600

33

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Arizona (continued)
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 12/01/45	$10,000	$11,754,300

		34,933,899

California — 2.7%
California Educational Facilities Authority, Refunding RB, Pepperdine University:
5.00%, 09/01/45	10,490	12,442,186
5.00%, 10/01/46	10,000	11,946,099
California Health Facilities Financing Authority, RB, Series A:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 08/15/43	10,000	11,411,496
Stanford Hospital and Clinics, 5.00%, 08/15/51	10,000	10,874,300
Sutter Health, 5.00%, 08/15/52	10,000	11,191,300
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	10,000	15,721,400
California Infrastructure & Economic Development Bank, RB:
5.00%, 05/15/47	10,000	12,367,300
5.00%, 05/15/52	10,000	12,369,800
California Public Finance Authority, Refunding RB, Sharp Healthcare, Series A, 5.00%, 08/01/47	10,000	12,262,000
California State Infrastructure Authority, Refunding RB, Academy Motion Picture Arts and Sciences, 5.00%, 11/01/41	10,000	11,451,001
Chaffey Joint Union High School District, GO, Election of 2012, Series C, 5.25%, 08/01/47	10,000	12,454,100
Chino Valley Unified School District, GO, Election 2016, Series A, 5.25%, 08/01/47	10,000	12,457,400
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, Series A, AMT, 5.00%, 05/01/44	10,000	11,381,598
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 05/15/45	10,000	11,701,598
City of Los Angeles California Department of Airports, Refunding ARB, Series B, 5.00%, 05/15/35	10,000	10,998,496

Security	Par (000)	Value

California (continued)
City of Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 07/01/43	$10,000	$10,968,300
City of Los Angeles Department of Airports, ARB, Los Angeles International Airports, Series A, AMT, 5.25%, 05/15/48	10,000	12,394,100
City of San Francisco California Public Utilities Commission Water Revenue, RB, 5.00%, 11/01/37	10,000	11,011,896
Coachella Valley Unified School District/CA, GO, Election 2005, Series F (BAM), 5.00%, 08/01/46	10,000	12,080,600
County of Ventura California Public Financing Authority, Refunding RB, Series A:
5.00%, 11/01/38	8,450	9,453,520
5.00%, 11/01/43	8,530	9,486,297
East Bay Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 5.00%, 06/01/42	10,000	12,528,900
Fresno Unified School District, GO, 5.00%, 08/01/44	10,000	11,633,600
Manteca California Unified School District, GO, Election of 2014, Series A, 5.00%, 08/01/40	10,000	12,000,501
Port of Los Angeles California, Refunding RB, Harbor Department, Series A, AMT, 5.00%, 08/01/44	10,000	11,584,400
San Marcos Unified School District, GO, Election of 2010, Series C, 5.00%, 08/01/40	10,000	11,523,499
State of California, GO, Various Purposes, 5.00%, 04/01/43	10,000	11,182,600

		316,878,287

Connecticut — 0.2%
Connecticut Housing Finance Authority, RB, S/F, Series A, 3.85%, 05/15/45(k)	10,000	10,379,900
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	10,000	11,813,800

		22,193,700

District of Columbia — 0.3%
District of Columbia Water & Sewer Authority, RB, Green Bonds, Series A, 5.00%, 10/01/52	10,000	12,137,100

34

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia Water & Sewer Authority, RB, Sub-Lien, Series A, 5.00%, 10/01/44	$10,000	$11,321,500
Metropolitan Washington Airports Authority, Refunding ARB, AMT, 5.00%, 10/01/42	10,000	12,273,300

		35,731,900

Florida — 0.5%
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	10,000	12,174,500
Florida Housing Finance Corp., RB, S/F, Series 1 (Ginnie Mae, Fannie Mae & Freddie Mac):
3.70%, 07/01/38	9,980	10,821,813
3.80%, 07/01/43	9,983	10,759,277
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/46	10,000	11,789,900
Tampa Bay Water Utility System, RB, 5.00%, 10/01/38	10,000	11,342,600

		56,888,090

Georgia — 0.8%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	20,000	23,746,801
Clarke County Hospital Authority, Refunding RB, Piedmont Heathcare, Inc. Project, Series A, 5.00%, 07/01/46	10,000	11,892,600
County of Georgia Cobb Developmental Authority, RB, Georgia Tech Cobb Research Campus, Series A, 5.00%, 06/01/49(k)	10,000	12,227,100
Gainesville & Hall County Hospital Authority, Refunding RB, Northeast Georgia Health Systems, Inc. Project, Series A, 5.50%, 08/15/54	10,000	11,911,400
Georgia Housing & Finance Authority, RB, S/F:
Series B, 3.55%, 12/01/42	10,000	10,496,496
Series B1, 3.65%, 06/01/44(k)	9,820	10,288,849

Security	Par (000)	Value

Georgia (continued)
Georgia Housing & Finance Authority, Refunding RB, S/F, Series A-1, 3.80%, 12/01/40(k)	$10,000	$10,456,900

		91,020,146

Illinois — 0.1%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/36	10,000	11,930,100

Indiana — 0.2%
Indiana Housing & Community Development Authority, RB, S/F, Series A (Ginnie Mae), 3.90%, 07/01/43	10,000	10,883,100
Indiana State Finance Authority, Refunding RB, Franciscan Alliance, Inc., 5.00%, 11/01/41	10,000	11,830,300

		22,713,400

Iowa — 0.1%
Iowa Finance Authority, Refunding RB, Green Bonds, 5.00%, 08/01/42	10,000	12,310,700

Louisiana — 0.2%
New Orleans Aviation Board, ARB, Series B, AMT, General Apartment:
5.00%, 01/01/48	10,000	11,616,700
5.00%, 01/01/40	10,000	11,410,700

		23,027,400

Maine — 0.1%
Maine State Housing Authority, RB, S/F, Series B, 3.75%, 11/15/38	10,000	10,836,100

Maryland — 0.4%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/43	10,000	11,373,497
County of Montgomery Maryland, RB, Trinity Health Credit Group, Series MD, 5.00%, 12/01/45	10,000	11,943,400
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health, Series C, 5.00%, 05/15/43	10,000	11,188,198
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/47	10,000	12,184,100

		46,689,195

Massachusetts — 0.2%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	10,000	11,432,200

35

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, RB, Partners Healthcare System Issue, Series M-4, 5.00%, 07/01/44	$10,000	$11,233,199

		22,665,399

Michigan — 0.4%
Michigan Finance Authority, Refunding RB, Trinity Health Corp., Series 2016, 5.00%, 12/01/45	10,000	11,899,500
Michigan State Housing Development Authority, RB, Series A, M/F:
Housing, 4.15%, 10/01/53(k)	20,000	21,819,800
3.80%, 10/01/38	10,000	10,943,800

		44,663,100

Minnesota — 0.1%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 01/01/46	10,000	11,345,297

Missouri — 0.4%
Health & Educational Facilities Authority of the State of Missouri, RB, BJC Health System, 5.00%, 01/01/44	10,000	11,195,800
Metropolitan St. Louis Sewer District, RB, Series B, 5.00%, 05/01/43	10,000	11,180,900
Metropolitan St. Louis Sewer District, Refunding RB, Series B, 5.00%, 05/01/45	10,000	11,750,700
Metropolitan State Louis Sewer District, Refunding RB, Series A, 5.00%, 05/01/47	10,000	12,166,800

		46,294,200

Nebraska — 0.2%
Nebraska Investment Finance Authority, RB, S/F, Series C:
3.45%, 09/01/33	10,000	10,611,600
3.75%, 09/01/38	9,960	10,770,727

		21,382,327

Nevada — 0.1%
Las Vegas Valley Water District, GO, Series B, 5.00%, 06/01/37	10,000	10,936,900

New York — 1.5%
City of New York Housing Development Corp., RB, M/F Housing, Series C1-A, 4.00%, 11/01/53	10,000	10,691,700

Security	Par (000)	Value

New York (continued)
City of New York Water & Sewer System, RB, 2nd General Resolution, Fiscal 2017, Series DD, 5.00%, 06/15/47	$20,000	$24,369,400
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	10,000	11,310,125
Metropolitan Transportation Authority, RB, Green Bonds, Series A, 5.00%, 11/15/42	10,000	12,293,200
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Series B-1, 5.00%, 11/15/46	10,000	12,135,500
Series C-1, 5.25%, 11/15/56	10,000	12,028,400
New York City Housing Development Corp., RB, M/F(k):
Series A-1, 3.95%, 11/15/44	10,000	10,452,300
Series C-1-A, 4.13%, 05/01/58	10,000	10,787,700
Series G-1, 3.90%, 05/01/45	10,000	10,486,100
New York State Dormitory Authority, RB, Series A:
Bid Group 4, 5.00%, 03/15/45	10,000	12,296,600
5.00%, 03/15/39	10,000	11,483,399
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 02/15/39	10,000	11,836,000
Port Authority of New York & New Jersey, Refunding ARB, Series 194th, 5.00%, 10/15/41	10,000	11,975,699
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/37	10,000	12,143,700

		174,289,823

North Carolina — 0.5%
City of Charlotte North Carolina Airport Revenue, ARB, Series A:
5.00%, 07/01/42	10,000	12,333,000
5.00%, 07/01/47	10,000	12,335,400
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	10,000	11,850,301
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.85%, 07/01/38	9,940	10,833,701

36

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
4.00%, 01/01/48	$9,880	$10,702,799

		58,055,201

Ohio — 0.1%
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44	10,000	12,246,800

Oklahoma — 0.1%
Oklahoma Turnpike Authority, RB, 2nd Series C, 5.00%, 01/01/47	10,000	12,112,800

Oregon — 0.2%
Oregon State Facilities Authority, Refunding RB, Reed College Project, Series A, 5.00%, 07/01/47	10,000	12,218,300
University of Oregon, RB, Series A, 5.00%, 04/01/48	10,000	12,241,700

		24,460,000

Pennsylvania — 0.6%
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, University of Pennsylvania Health System Obligation, 5.00%, 08/15/46	10,000	11,973,900
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 06/01/44	10,000	11,237,401
Pennsylvania Housing Finance Agency, RB, S/F:
Series 125B, 3.65%, 10/01/42(k)	20,000	21,031,999
Series 127B, 3.55%, 10/01/33	10,000	10,789,600
Philadelphia Authority for Industrial Development, RB, The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 07/01/42	20,000	23,101,600

		78,134,500

South Carolina — 0.1%
City of Charleston South Carolina Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 01/01/21(g)	10,000	10,510,800

Tennessee — 0.3%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	10,000	10,694,000

Security	Par (000)	Value

Tennessee (continued)
Tennessee Housing Development Agency, RB, S/F, Issue 3:
3.85%, 07/01/43	$9,920	$10,577,795
3.95%, 01/01/49	9,920	10,672,757
Tennessee Housing Development Agency, Refunding RB, S/F, Issue 2, 3.85%, 07/01/42	9,900	10,641,829

		42,586,381

Texas — 0.6%
Alamo Texas Regional Mobility Authority, RB, Senior Lien, 5.00%, 06/15/46	10,000	11,573,600
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/48	10,000	11,007,400
County of Harris Texas, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/47	10,000	11,897,100
Midlothian Independent School District, GO, (PSF-GTD), 5.00%, 02/15/47	10,000	12,243,400
Tarrant Regional Water District, Refunding RB, 5.00%, 03/01/52	10,000	10,797,100
Texas Water Development Board, RB, Series A, 5.00%, 10/15/47	10,000	12,293,700

		69,812,300

Utah — 0.3%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	10,000	11,834,300
Salt Lake City Corp. Airport Revenue, ARB, Series B, 5.00%, 07/01/47	10,000	12,133,800
Utah State Transit Authority Sales Tax, Refunding RB, Series A, 5.00%, 06/15/38	10,000	11,832,399

		35,800,499

Virginia — 0.7%
Chesapeake Bay Bridge & Tunnel District, RB, 1st Tier General Resolution Revenue (AGM), 5.00%, 07/01/41	10,000	11,843,900
City of Norfolk Virginia Water Revenue, Refunding RB, 5.00%, 11/01/42	10,000	12,485,300
County of Fairfax IDA, RB, Inova Health Systems Project, Series A, 5.00%, 05/15/44	10,000	11,493,200
County of Fairfax Water Authority, Refunding RB, 5.00%, 04/01/46	10,000	12,405,300
University of Virginia, Refunding RB, Green Bond, Series A-2, 5.00%, 04/01/45	10,000	11,789,200

37

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Virginia Housing Development Authority, RB, M/F, Rental Housing, Series D:
3.90%, 10/01/48	$10,000	$10,722,100
4.00%, 10/01/53	10,000	10,755,999

		81,494,999

Washington — 0.6%
King County Housing Authority, Refunding RB, Ballinger Commons Apartments, 3.50%, 05/01/38	10,000	10,823,499
Port of Seattle Washington, GO, 5.00%, 01/01/42	10,000	12,232,000
State of Washington, GO, Series A:
5.00%, 02/01/33	10,000	11,907,600
5.00%, 08/01/38	10,000	11,319,397
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series D, 5.00%, 10/01/38	10,000	11,600,797
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	10,000	11,975,900

		69,859,193

Wisconsin — 0.3%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D, 5.00%, 11/15/41	10,000	10,719,700
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	10,000	10,909,398
Thedacare Inc., 5.00%, 12/15/44	10,000	11,268,700

		32,897,798

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.3% (Cost — $1,445,057,213)		1,555,430,734

Total Long-Term Investments — 107.9% (Cost — $12,004,470,019)		12,658,369,409

Security	Shares	Value

Short-Term Securities — 2.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.20%(l)(m)	313,552,826	$313,584,182

Total Short-Term Securities — 2.7% (Cost — $313,584,954)		313,584,182

Total Investments — 110.6% (Cost — $12,318,054,973)		12,971,953,591

Liabilities in Excess of Other Assets — (2.5)%		(283,991,662)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.1)%		(956,005,775)

Net Assets — 100.0%		$11,731,956,154

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 1, 2022 to November 1, 2048, is $69,215,478.

(l)	Annualized 7-day yield as of period end.

38

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund

(m)

During the period ended August 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/19	Net Activity	Shares Held at 08/31/19	Value at 08/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	15,522,515	298,030,311	313,552,826	$313,584,182	$604,540	$(31,033)	$(1,098)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

EDC — Economic Development Corp.

ETF — Exchange-Traded Fund

FHA — Federal Housing Administration

GO — General Obligation Bonds

GTD — Guaranteed

HFA — Housing Finance Agency

HUD — Department of Housing and Urban Development

IDA — Industrial Development Authority

MBS — Mortgage-Backed Security

M/F — Multi-Family

MRB — Mortgage Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

PSF — Permanent School Fund

RB — Revenue Bonds

S/F — Single-Family

SONYMA — State of New York Mortgage Agency

SPDR — Standard & Poor’s Depository Receipts

39

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Strategic Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	12,041	12/19/19	$1,586,025	$(1,342,457)
Long U.S. Treasury Bond	12,201	12/19/19	2,016,215	(7,336,202)
5-Year U.S. Treasury Note	5,541	12/31/19	664,790	(651,946)

				$(9,330,605)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$15,692,000	$12,642,677,409	$—	$12,658,369,409
Short-Term Securities	313,584,182	—	—	313,584,182

	$329,276,182	$12,642,677,409	$—	$12,971,953,591

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(9,330,605)	$—	$—	$(9,330,605)

(a)	See above Schedule of Investments for values in each sector, state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $953,128,285 are categorized as Level 2 within the disclosure hierarchy.

40